UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08837

THE SELECT SECTOR SPDR® TRUST

(Exact name of registrant as specified in charter)

One Lincoln Street, Boston, Massachusetts 02111

(Address of principal executive offices) (zip code)

Joshua A. Weinberg, Esq.

Managing Director and Managing Counsel

SSGA Funds Management, Inc.

One Lincoln Street

Boston, Massachusetts 02111

(Name and address of agent for service)

Copy to:

Leonard Mackey, Esq.

Clifford Chance US LLP

31 West 52nd Street

New York, New York 10019

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: September 30

Date of reporting period: March 31, 2017

Item 1: Report to Shareholders.

Semi-Annual Report

March 31, 2017

SELECT SECTOR SPDR FUNDS

The Select Sector SPDR Trust consists of ten separate investment portfolios (each a “Select Sector SPDR Fund” or a “Fund” and collectively the “Select Sector SPDR Funds” or the “Funds”).

Select Sector SPDR Funds are “index funds” that unbundle the benchmark S&P 500®† and give you ownership in particular sectors or groups of industries that are represented by a specified Select Sector Index. Through a single share, investors can buy or sell any of eleven major industry sectors that make up the S&P 500®, in the same way as they would buy or sell a share of stock. Select Sector SPDR Fund shares are different from the shares of conventional mutual funds. Select Sector SPDR Funds trade on NYSE Arca.

TEN SELECT SECTOR SPDR FUNDS

Shares are available for exchange trading in the following Funds of The Select Sector SPDR Trust:

The Consumer Discretionary Select Sector SPDR Fund	XLY

The Consumer Staples Select Sector SPDR Fund	XLP

The Energy Select Sector SPDR Fund	XLE

The Financial Select Sector SPDR Fund	XLF

The Health Care Select Sector SPDR Fund	XLV

The Industrial Select Sector SPDR Fund	XLI

The Materials Select Sector SPDR Fund	XLB

The Real Estate Select Sector SPDR Fund	XLRE

The Technology Select Sector SPDR Fund	XLK

The Utilities Select Sector SPDR Fund	XLU

Each of these Funds is designed to, before expenses, correspond generally to the price and yield performance of a Select Sector Index. Each Fund’s portfolio is comprised principally of shares of constituent companies in the S&P 500®. Each stock in the S&P 500® is allocated to one Select Sector Index. The combined companies of the ten Select Sector Indexes represent all of the companies in the S&P 500®. Each Select Sector SPDR Fund can be expected to move up or down in value with its underlying Select Sector Index. Investors cannot invest directly in an index. Funds focused on a single sector generally experience greater price fluctuations than the overall stock market.

OBJECTIVE

Select Sector SPDR Funds are designed to provide investors with an affordable way to invest in a portfolio of equity securities in a sector or group of industries in a single trade. Select Sector SPDR Funds allow you to tailor asset allocations to fit your particular investment needs or goals. One Fund may complement another; individual Select Sector SPDR Funds can be used to increase exposure to certain industries that may be outperforming the market or to hedge other holdings in your portfolio. Although an individual Select Sector SPDR Fund may bear a higher level of risk than a broad-market fund, because of less diversification, sector investments may also offer opportunities for returns greater than an investment in the entire constituents of the S&P 500®.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor, ALPS Portfolio Solutions Distributor, Inc., by calling 1-866-SECTOR-ETF (1-866-732-8673). Please read the prospectus carefully before you invest.

†	S&P 500: the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged, index of common stock prices.

TABLE OF CONTENTS (UNAUDITED)

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND —

PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF MARCH 31, 2017

DESCRIPTION	AMAZON.COM, INC.	HOME DEPOT, INC.	COMCAST CORP. CLASS A	WALT DISNEY CO.	MCDONALD’S CORP.
MARKET VALUE	$1,705,733,989	868,899,562	865,047,506	801,460,817	515,622,667
% OF NET ASSETS	14.0	7.1	7.1	6.6	4.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2017*

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND —

PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF MARCH 31, 2017

DESCRIPTION	PROCTER & GAMBLE CO.	PHILIP MORRIS INTERNATIONAL, INC.	COCA-COLA CO.	ALTRIA GROUP, INC.	WAL-MART STORES, INC.
MARKET VALUE	$1,075,355,529	820,785,258	768,419,616	586,724,085	508,642,539
% OF NET ASSETS	12.1	9.2	8.6	6.6	5.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2017*

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

THE ENERGY SELECT SECTOR SPDR FUND —

PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF MARCH 31, 2017

DESCRIPTION	EXXON MOBIL CORP.	CHEVRON CORP.	SCHLUMBERGER, LTD.	CONOCOPHILLIPS	EOG RESOURCES, INC.
MARKET VALUE	$3,984,325,208	2,644,326,183	1,422,312,058	811,720,675	741,302,155
% OF NET ASSETS	23.0	15.3	8.2	4.7	4.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2017*

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

THE FINANCIAL SELECT SECTOR SPDR FUND —

PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF MARCH 31, 2017

DESCRIPTION	BERKSHIRE HATHAWAY, INC. CLASS B	JPMORGAN CHASE & CO.	WELLS FARGO & CO.	BANK OF AMERICA CORP.	CITIGROUP, INC.
MARKET VALUE	$2,578,787,787	2,557,313,238	2,042,795,249	1,927,453,504	1,350,034,270
% OF NET ASSETS	10.8	10.8	8.6	8.1	5.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2017*

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

THE HEALTH CARE SELECT SECTOR SPDR FUND —

PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF MARCH 31, 2017

DESCRIPTION	JOHNSON & JOHNSON	PFIZER, INC.	MERCK & CO., INC.	UNITEDHEALTH GROUP, INC.	AMGEN, INC.
MARKET VALUE	$1,886,635,822	1,136,567,896	974,934,631	887,571,605	674,523,435
% OF NET ASSETS	11.9	7.2	6.2	5.6	4.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2017*

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

THE INDUSTRIAL SELECT SECTOR SPDR FUND —

PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF MARCH 31, 2017

DESCRIPTION	GENERAL ELECTRIC CO.	3M CO.	BOEING CO.	HONEYWELL INTERNATIONAL, INC.	UNION PACIFIC CORP.
MARKET VALUE	$969,003,620	588,850,792	529,694,816	504,921,460	472,243,791
% OF NET ASSETS	9.0	5.5	4.9	4.7	4.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2017*

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

THE MATERIALS SELECT SECTOR SPDR FUND —

PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF MARCH 31, 2017

DESCRIPTION	DOW CHEMICAL CO.	E.I. DU PONT DE NEMOURS & CO.	MONSANTO CO.	PRAXAIR, INC.	ECOLAB, INC.
MARKET VALUE	$443,410,586	434,184,453	310,315,613	211,366,667	205,731,447
% OF NET ASSETS	12.3	12.0	8.6	5.9	5.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2017*

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

THE REAL ESTATE SELECT SECTOR SPDR FUND —

PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF MARCH 31, 2017

DESCRIPTION	SIMON PROPERTY GROUP, INC. REIT	AMERICAN TOWER CORP. REIT	CROWN CASTLE INTERNATIONAL CORP. REIT	PUBLIC STORAGE REIT	EQUINIX, INC. REIT
MARKET VALUE	$215,132,633	203,025,034	133,150,604	127,831,838	121,661,233
% OF NET ASSETS	9.2	8.7	5.7	5.5	5.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2017*

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

THE TECHNOLOGY SELECT SECTOR SPDR FUND —

PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF MARCH 31, 2017

DESCRIPTION	APPLE, INC.	MICROSOFT CORP.	FACEBOOK, INC. CLASS A	AT&T, INC.	ALPHABET, INC. CLASS A
MARKET VALUE	$2,573,526,820	1,737,732,302	1,142,303,314	871,307,447	860,038,841
% OF NET ASSETS	15.1	10.2	6.7	5.1	5.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2017*

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

THE UTILITIES SELECT SECTOR SPDR FUND —

PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF MARCH 31, 2017

DESCRIPTION	NEXTERA ENERGY, INC.	DUKE ENERGY CORP.	SOUTHERN CO.	DOMINION RESOURCES, INC.	PG&E CORP.
MARKET VALUE	$653,163,505	575,513,704	536,578,371	530,150,381	367,911,586
% OF NET ASSETS	9.3	8.2	7.6	7.5	5.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2017*

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

The Consumer Discretionary Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AUTO COMPONENTS — 1.6%
BorgWarner, Inc. (a)	970,514	$40,557,780
Delphi Automotive PLC	1,314,173	105,777,785
Goodyear Tire & Rubber Co.	1,222,148	43,997,328

		190,332,893

AUTOMOBILES — 4.2%
Ford Motor Co.	18,962,738	220,726,270
General Motors Co.	6,621,243	234,127,153
Harley-Davidson, Inc.	861,212	52,103,326

		506,956,749

DISTRIBUTORS — 0.9%
Genuine Parts Co.	717,461	66,300,571
LKQ Corp. (b)	1,479,962	43,318,488

		109,619,059

DIVERSIFIED CONSUMER SERVICES — 0.2%
H&R Block, Inc. (a)	1,003,466	23,330,585

HOTELS, RESTAURANTS & LEISURE — 12.9%
Carnival Corp.	2,032,886	119,757,314
Chipotle Mexican Grill, Inc. (a) (b)	140,472	62,583,086
Darden Restaurants, Inc.	603,198	50,469,577
Marriott International, Inc. Class A	1,527,728	143,881,423
McDonald’s Corp.	3,978,263	515,622,667
Royal Caribbean Cruises, Ltd.	808,893	79,360,492
Starbucks Corp.	7,080,048	413,404,003
Wyndham Worldwide Corp.	509,893	42,978,881
Wynn Resorts, Ltd.	382,417	43,828,812
Yum! Brands, Inc.	1,632,657	104,326,782

		1,576,213,037

HOUSEHOLD DURABLES — 3.6%
D.R. Horton, Inc.	1,650,795	54,987,981
Garmin, Ltd. (a)	555,343	28,383,581
Leggett & Platt, Inc.	644,231	32,417,704
Lennar Corp. Class A	987,299	50,539,836
Mohawk Industries, Inc. (b)	306,349	70,304,032
Newell Brands, Inc.	2,343,447	110,540,395
PulteGroup, Inc.	1,389,272	32,717,355
Whirlpool Corp.	363,372	62,256,525

		442,147,409

INTERNET & CATALOG RETAIL — 20.9%
Amazon.com, Inc. (b)	1,924,035	1,705,733,989
Expedia, Inc. (a)	585,712	73,899,283
Netflix, Inc. (b)	2,090,917	309,058,442
Priceline Group, Inc. (b)	238,927	425,282,892
TripAdvisor, Inc. (b)	550,751	23,770,413

		2,537,745,019

LEISURE EQUIPMENT & PRODUCTS — 0.8%
Hasbro, Inc.	544,011	54,303,178
Mattel, Inc.	1,663,641	42,605,846

		96,909,024

MEDIA — 26.1%
CBS Corp. Class B	1,802,805	125,042,555
Charter Communications, Inc. Class A (b)	1,044,773	341,975,098

Security Description	Shares	Value

Comcast Corp. Class A	23,012,703	$865,047,506
Discovery Communications, Inc. Class A (a) (b)	727,269	21,156,255
Discovery Communications, Inc. Class C (b)	1,047,903	29,666,134
DISH Network Corp. Class A (b)	1,102,373	69,989,662
Interpublic Group of Cos., Inc.	1,931,010	47,444,916
News Corp. Class A	1,833,859	23,840,167
News Corp. Class B	577,225	7,792,537
Omnicom Group, Inc.	1,139,807	98,262,761
Scripps Networks Interactive, Inc. Class A (a)	458,818	35,957,567
TEGNA, Inc.	1,032,573	26,454,520
Time Warner, Inc.	3,761,748	367,560,397
Twenty-First Century Fox, Inc. Class A	5,127,031	166,064,534
Twenty-First Century Fox, Inc. Class B	2,366,278	75,200,315
Viacom, Inc. Class B	1,687,930	78,691,297
Walt Disney Co.	7,068,179	801,460,817

		3,181,607,038

MULTILINE RETAIL — 3.5%
Dollar General Corp.	1,231,985	85,906,314
Dollar Tree, Inc. (b)	1,146,842	89,981,223
Kohl’s Corp. (a)	865,287	34,447,076
Macy’s, Inc.	1,486,136	44,049,071
Nordstrom, Inc. (a)	559,991	26,078,781
Target Corp.	2,701,597	149,101,138

		429,563,603

SPECIALTY RETAIL — 19.6%
Advance Auto Parts, Inc.	354,618	52,575,665
AutoNation, Inc. (b)	319,892	13,528,233
AutoZone, Inc. (b)	138,971	100,482,981
Bed Bath & Beyond, Inc.	743,815	29,350,940
Best Buy Co., Inc. (a)	1,330,074	65,373,137
CarMax, Inc. (b)	908,903	53,825,236
Foot Locker, Inc.	652,316	48,799,760
Gap, Inc.	1,056,252	25,656,361
Home Depot, Inc.	5,917,725	868,899,562
L Brands, Inc.	1,157,268	54,507,323
Lowe’s Cos., Inc.	4,206,850	345,845,138
O’Reilly Automotive, Inc. (b)	445,123	120,111,990
Ross Stores, Inc.	1,911,288	125,896,540
Signet Jewelers, Ltd. (a)	335,293	23,225,746
Staples, Inc.	3,134,105	27,486,101
Tiffany & Co.	517,550	49,322,515
TJX Cos., Inc.	3,166,875	250,436,475
Tractor Supply Co.	643,932	44,411,990
Ulta Salon Cosmetics & Fragrance, Inc. (b)	282,451	80,563,499

		2,380,299,192

TEXTILES, APPAREL & LUXURY GOODS — 5.5%
Coach, Inc.	1,363,168	56,339,733
Hanesbrands, Inc. (a)	1,820,381	37,791,110
Michael Kors Holdings, Ltd. (b)	789,068	30,071,381
NIKE, Inc. Class B	6,447,712	359,330,990
PVH Corp.	386,653	40,006,986
Ralph Lauren Corp.	271,537	22,162,850
Under Armour, Inc. Class A (a) (b)	883,546	17,476,540

See accompanying notes to financial statements.

The Consumer Discretionary Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Under Armour, Inc. Class C (a) (b)	888,317	$16,256,201
VF Corp. (a)	1,598,735	87,882,463

		667,318,254

TOTAL COMMON STOCKS (Cost $11,853,514,574)		12,142,041,862

SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (c) (d)	17,818,473	17,818,473
State Street Navigator Securities Lending Government Money Market Portfolio (d) (e)	31,479,107	31,479,107

TOTAL SHORT-TERM INVESTMENTS (Cost $49,297,580)		49,297,580

TOTAL INVESTMENTS — 100.2%
(Cost $11,902,812,154)		12,191,339,442
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(26,155,221)

NET ASSETS — 100.0%		$12,165,184,221

(a)	All or a portion of the shares of the security are on loan at March 31, 2017.
(b)	Non-income producing security.
(c)	The rate shown is the annualized seven-day yield at March 31, 2017.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Auto Components	$190,332,893	$—	$—	$190,332,893
Automobiles	506,956,749	—	—	506,956,749
Distributors	109,619,059	—	—	109,619,059
Diversified Consumer Services	23,330,585	—	—	23,330,585
Hotels, Restaurants & Leisure	1,576,213,037	—	—	1,576,213,037
Household Durables.	442,147,409	—	—	442,147,409
Internet & Catalog Retail	2,537,745,019	—	—	2,537,745,019
Leisure Equipment & Products	96,909,024	—	—	96,909,024
Media	3,181,607,038	—	—	3,181,607,038
Multiline Retail	429,563,603	—	—	429,563,603
Specialty Retail	2,380,299,192	—	—	2,380,299,192
Textiles, Apparel & Luxury Goods	667,318,254	—	—	667,318,254
Short-Term Investments	49,297,580	—	—	49,297,580

TOTAL INVESTMENTS	$12,191,339,442	$—	$—	$12,191,339,442

See accompanying notes to financial statements.

The Consumer Discretionary Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 9/30/16	Value At 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	28,497,239	$28,497,239	3,877,034	32,374,273	—	$—	$1,090
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	189,167,372	171,348,899	17,818,473	17,818,473	65,657
State Street Navigator Securities Lending Government Money Market Portfolio*	50,785,017	50,785,017	199,088,503	218,394,413	31,479,107	31,479,107	483,114

TOTAL		$79,282,256				$49,297,580	$549,861

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

The Consumer Staples Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
BEVERAGES — 19.6%
Brown-Forman Corp. Class B	977,061	$45,120,677
Coca-Cola Co.	18,106,023	768,419,616
Constellation Brands, Inc. Class A	1,218,145	197,424,760
Dr. Pepper Snapple Group, Inc.	1,011,445	99,040,694
Molson Coors Brewing Co. Class B	1,095,893	104,887,919
Monster Beverage Corp. (a)	2,171,273	100,247,675
PepsiCo, Inc.	3,834,186	428,892,046

		1,744,033,387

FOOD & STAPLES RETAILING — 21.7%
Costco Wholesale Corp.	2,144,327	359,582,195
CVS Health Corp.	4,939,101	387,719,428
Kroger Co.	4,895,207	144,359,654
Sysco Corp.	2,567,964	133,328,691
Wal-Mart Stores, Inc.	7,056,639	508,642,539
Walgreens Boots Alliance, Inc.	4,259,510	353,752,306
Whole Foods Market, Inc. (b)	1,639,872	48,736,996

		1,936,121,809

FOOD PRODUCTS — 17.9%
Archer-Daniels-Midland Co.	2,905,819	133,783,907
Campbell Soup Co.	1,163,520	66,599,885
Conagra Brands, Inc.	2,240,353	90,375,840
General Mills, Inc.	2,904,147	171,373,714
Hershey Co.	758,334	82,847,990
Hormel Foods Corp.	1,773,806	61,426,902
J.M. Smucker Co.	649,618	85,151,927
Kellogg Co.	1,350,002	98,023,645
Kraft Heinz Co.	2,794,713	253,787,888
McCormick & Co., Inc.	646,065	63,023,641
Mead Johnson Nutrition Co.	939,615	83,700,904
Mondelez International, Inc. Class A	6,744,193	290,539,834
Tyson Foods, Inc. Class A	1,771,548	109,322,227

		1,589,958,304

HOUSEHOLD PRODUCTS — 19.9%
Church & Dwight Co., Inc.	1,201,152	59,901,450
Clorox Co.	705,908	95,177,576

Security Description	Shares	Value

Colgate-Palmolive Co.	4,272,597	$312,711,374
Kimberly-Clark Corp.	1,750,938	230,475,969
Procter & Gamble Co.	11,968,342	1,075,355,529

		1,773,621,898

PERSONAL PRODUCTS — 1.6%
Coty, Inc. Class A (b)	2,185,034	39,614,667
Estee Lauder Cos., Inc. Class A	1,185,241	100,496,584

		140,111,251

TOBACCO — 18.9%
Altria Group, Inc.	8,215,123	586,724,085
Philip Morris International, Inc.	7,270,020	820,785,258
Reynolds American, Inc.	4,320,470	272,276,019

		1,679,785,362

TOTAL COMMON STOCKS (Cost $9,093,065,444)		8,863,632,011

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (c) (d) (Cost $5,425,746)	5,425,746	5,425,746

TOTAL INVESTMENTS — 99.7%
(Cost $9,098,491,190)		8,869,057,757
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		26,926,380

NET ASSETS — 100.0%		$8,895,984,137

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2017.
(c)	The rate shown is the annualized seven-day yield at March 31, 2017.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Beverages	$1,744,033,387	$—	$—	$1,744,033,387
Food & Staples Retailing	1,936,121,809	—	—	1,936,121,809
Food Products	1,589,958,304	—	—	1,589,958,304
Household Products	1,773,621,898	—	—	1,773,621,898
Personal Products	140,111,251	—	—	140,111,251
Tobacco	1,679,785,362	—	—	1,679,785,362
Short-Term Investment	5,425,746	—	—	5,425,746

TOTAL INVESTMENTS	$8,869,057,757	$—	$—	$8,869,057,757

See accompanying notes to financial statements.

The Consumer Staples Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 9/30/16	Value At 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,120,524	$3,120,524	10,694,524	13,815,048	—	$—	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	193,598,302	188,172,556	5,425,746	5,425,746	32,771
State Street Navigator Securities Lending Government Money Market Portfolio*	180,000,000	180,000,000	550,258,252	730,258,252	—	—	428,907

TOTAL		$183,120,524				$5,425,746	$461,678

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

The Energy Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
ENERGY EQUIPMENT & SERVICES — 16.9%
Baker Hughes, Inc.	5,718,044	$342,053,392
Halliburton Co.	11,482,129	565,035,568
Helmerich & Payne, Inc. (a)	1,606,348	106,934,586
National Oilwell Varco, Inc. (a)	5,217,752	209,179,678
Schlumberger, Ltd.	18,211,422	1,422,312,058
TechnipFMC PLC (b)	6,437,193	209,208,773
Transocean, Ltd. (a) (b)	6,098,003	75,920,137

		2,930,644,192

OIL, GAS & CONSUMABLE FUELS — 83.0%
Anadarko Petroleum Corp.	7,440,364	461,302,568
Apache Corp. (a)	5,166,158	265,488,860
Cabot Oil & Gas Corp.	6,679,378	159,703,928
Chesapeake Energy Corp. (a) (b)	12,099,999	71,873,994
Chevron Corp.	24,628,166	2,644,326,183
Cimarex Energy Co.	1,335,816	159,616,654
Concho Resources, Inc. (a) (b)	2,016,486	258,795,813
ConocoPhillips	16,276,733	811,720,675
Devon Energy Corp.	7,099,725	296,200,544
EOG Resources, Inc.	7,599,202	741,302,155
EQT Corp.	2,464,836	150,601,480
Exxon Mobil Corp.	48,583,407	3,984,325,208
Hess Corp. (a)	3,754,302	180,994,899
Kinder Morgan, Inc.	25,449,822	553,279,130
Marathon Oil Corp.	11,768,790	185,946,882
Marathon Petroleum Corp.	7,084,205	358,035,721
Murphy Oil Corp. (a)	2,558,322	73,142,426
Newfield Exploration Co. (b)	2,940,623	108,538,395
Noble Energy, Inc.	6,025,613	206,919,550
Occidental Petroleum Corp.	10,094,333	639,576,939
ONEOK, Inc.	2,960,410	164,125,130
Phillips 66.	5,873,584	465,305,324
Pioneer Natural Resources Co.	2,264,422	421,703,309
Range Resources Corp.	2,883,505	83,909,996
Southwestern Energy Co. (b)	8,041,889	65,702,233

Security Description	Shares	Value

Tesoro Corp.	1,692,728	$137,212,532
Valero Energy Corp.	6,028,781	399,647,892
Williams Cos., Inc.	11,124,315	329,168,481

		14,378,466,901

TOTAL COMMON STOCKS (Cost $20,397,302,152)		17,309,111,093

SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (c) (d)	12,257,714	12,257,714
State Street Navigator Securities Lending Government Money Market Portfolio (d) (e)	1,200,000	1,200,000

TOTAL SHORT-TERM INVESTMENTS (Cost $13,457,714)		13,457,714

TOTAL INVESTMENTS — 100.0%
(Cost $20,410,759,866)		17,322,568,807
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (f)		(3,680,672)

NET ASSETS — 100.0%		$17,318,888,135

(a)	All or a portion of the shares of the security are on loan at March 31, 2017.
(b)	Non-income producing security.
(c)	The rate shown is the annualized seven-day yield at March 31, 2017.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
(f)	Amount shown represents less than 0.05% of net assets.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Energy Equipment & Services	$2,930,644,192	$—	$—	$2,930,644,192
Oil, Gas & Consumable Fuels	14,378,466,901	—	—	14,378,466,901
Short-Term Investments	13,457,714	—	—	13,457,714

TOTAL INVESTMENTS	$17,322,568,807	$—	$—	$17,322,568,807

See accompanying notes to financial statements.

The Energy Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 9/30/16	Value At 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	4,913,487	$4,913,487	922,513	5,836,000	—	$—	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	260,870,152	248,612,438	12,257,714	12,257,714	75,057
State Street Navigator Securities Lending Government Money Market Portfolio*	110,721,515	110,721,515	90,620,312	200,141,827	1,200,000	1,200,000	55,015

TOTAL		$115,635,002				$13,457,714	$130,072

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

The Financial Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
BANKS — 44.9%
Bank of America Corp.	81,706,380	$1,927,453,504
BB&T Corp.	6,609,273	295,434,503
Citigroup, Inc.	22,568,276	1,350,034,270
Citizens Financial Group, Inc.	4,172,690	144,166,440
Comerica, Inc.	1,433,438	98,305,178
Fifth Third Bancorp.	6,116,533	155,359,938
Huntington Bancshares, Inc.	8,841,420	118,386,614
JPMorgan Chase & Co.	29,113,311	2,557,313,238
KeyCorp.	8,740,745	155,410,446
M&T Bank Corp.	1,256,461	194,412,211
People’s United Financial, Inc. (a)	2,798,879	50,939,598
PNC Financial Services Group, Inc.	3,963,371	476,555,729
Regions Financial Corp.	9,822,333	142,718,498
SunTrust Banks, Inc.	4,000,540	221,229,862
US Bancorp.	12,978,969	668,416,903
Wells Fargo & Co.	36,701,316	2,042,795,249
Zions Bancorp.	1,660,557	69,743,394

		10,668,675,575

CAPITAL MARKETS — 19.7%
Affiliated Managers Group, Inc.	462,349	75,797,495
Ameriprise Financial, Inc.	1,255,386	162,798,456
Bank of New York Mellon Corp.	8,454,708	399,315,859
BlackRock, Inc.	989,617	379,528,016
CBOE Holdings, Inc.	755,319	61,233,711
Charles Schwab Corp.	9,902,215	404,109,394
CME Group, Inc.	2,765,841	328,581,911
E*TRADE Financial Corp. (b)	2,231,344	77,851,592
Franklin Resources, Inc.	2,827,908	119,168,043
Goldman Sachs Group, Inc.	3,019,864	693,723,158
Intercontinental Exchange, Inc.	4,851,327	290,448,948
Invesco, Ltd.	3,288,795	100,735,791
Moody’s Corp.	1,355,977	151,923,663
Morgan Stanley	11,711,618	501,725,715
Nasdaq, Inc.	928,442	64,480,297
Northern Trust Corp.	1,752,855	151,762,186
Raymond James Financial, Inc.	1,049,480	80,033,345
S&P Global, Inc.	2,110,221	275,890,294
State Street Corp. (c)	2,926,262	232,959,718
T Rowe Price Group, Inc.	1,984,083	135,215,256

		4,687,282,848

CONSUMER FINANCE — 5.5%
American Express Co.	6,169,650	488,081,012
Capital One Financial Corp.	3,917,444	339,485,697
Discover Financial Services	3,141,995	214,881,038
Navient Corp.	2,371,108	34,997,554
Synchrony Financial	6,277,187	215,307,514

		1,292,752,815

DIVERSIFIED FINANCIAL SERVICES — 11.1%
Berkshire Hathaway, Inc. Class B (b)	15,471,489	2,578,787,787
Leucadia National Corp.	2,641,116	68,669,016

		2,647,456,803

INSURANCE — 18.7%
Aflac, Inc.	3,271,325	236,909,357
Allstate Corp.	2,975,726	242,491,912

Security Description	Shares	Value

American International Group, Inc.	7,582,449	$473,372,291
Aon PLC	2,144,355	254,513,495
Arthur J Gallagher & Co.	1,450,449	82,008,386
Assurant, Inc.	453,311	43,368,263
Chubb, Ltd.	3,790,404	516,442,545
Cincinnati Financial Corp.	1,222,002	88,314,085
Hartford Financial Services Group, Inc.	3,047,455	146,491,162
Lincoln National Corp.	1,835,344	120,123,265
Loews Corp.	2,252,190	105,334,926
Marsh & McLennan Cos., Inc.	4,199,625	310,310,291
MetLife, Inc.	8,861,214	468,049,323
Principal Financial Group, Inc.	2,180,764	137,628,016
Progressive Corp.	4,729,385	185,297,304
Prudential Financial, Inc.	3,502,861	373,685,211
Torchmark Corp.	899,479	69,295,862
Travelers Cos., Inc.	2,279,433	274,762,854
Unum Group	1,868,436	87,610,964
Willis Towers Watson PLC	1,038,303	135,903,480
XL Group, Ltd.	2,159,517	86,078,348

		4,437,991,340

TOTAL COMMON STOCKS (Cost $22,149,884,169)		23,734,159,381

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (d) (e) (Cost $30,008,625)	30,008,625	30,008,625

TOTAL INVESTMENTS — 100.0%
(Cost $22,179,892,794)		23,764,168,006
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (f)		3,221,234

NET ASSETS — 100.0%		$23,767,389,240

(a)	All or a portion of the shares of the security are on loan at March 31, 2017.
(b)	Non-income producing security.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2017.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(f)	Amount is less than 0.05% of net assets.

See accompanying notes to financial statements.

The Financial Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Banks	$10,668,675,575	$—	$—	$10,668,675,575
Capital Markets	4,687,282,848	—	—	4,687,282,848
Consumer Finance	1,292,752,815	—	—	1,292,752,815
Diversified Financial Services	2,647,456,803	—	—	2,647,456,803
Insurance	4,437,991,340	—	—	4,437,991,340
Short-Term Investment	30,008,625	—	—	30,008,625

TOTAL INVESTMENTS	$23,764,168,006	$—	$—	$23,764,168,006

Affiliate Table

	Number of Shares Held at 9/30/16	Value At 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income	Realized Gain (Loss)
State Street Corp.	1,830,359	$127,447,897	2,118,478	1,022,575	2,926,262	$232,959,718	$2,189,316	$5,578,688
State Street Institutional Liquid Reserves Fund, Premier Class	13,433,038	13,433,038	2,992,289	16,425,327	—	—	219	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	383,590,019	353,581,394	30,008,625	30,008,625	72,437	—
State Street Navigator Securities Lending Government Money Market Portfolio*	2,032,880	2,032,880	11,435	2,044,315	—	—	—	—
The Real Estate Select Sector SPDR Fund	540	17,696	—	540	—	—	—	(1,013)

TOTAL		$142,931,511				$262,968,343	$2,261,972	$5,577,675

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

The Health Care Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
BIOTECHNOLOGY — 20.4%
AbbVie, Inc.	8,897,223	$579,743,051
Alexion Pharmaceuticals, Inc. (a)	1,247,835	151,287,515
Amgen, Inc.	4,111,193	674,523,435
Biogen, Inc. (a)	1,232,318	336,940,168
Celgene Corp. (a)	4,343,344	540,442,294
Gilead Sciences, Inc.	7,296,643	495,587,993
Incyte Corp. (a)	983,468	131,460,168
Regeneron Pharmaceuticals, Inc. (a)	424,500	164,497,995
Vertex Pharmaceuticals, Inc. (a)	1,380,262	150,931,650

		3,225,414,269

HEALTH CARE EQUIPMENT & SUPPLIES — 18.3%
Abbott Laboratories	8,177,454	363,160,732
Baxter International, Inc.	2,764,788	143,381,906
Becton Dickinson and Co.	1,219,786	223,757,544
Boston Scientific Corp. (a)	7,649,023	190,231,202
C.R. Bard, Inc.	428,274	106,443,220
Cooper Cos., Inc.	269,977	53,965,703
Danaher Corp.	3,405,980	291,313,469
DENTSPLY SIRONA, Inc.	1,284,880	80,227,907
Edwards Lifesciences Corp. (a)	1,189,882	111,932,200
Hologic, Inc. (a)	1,548,124	65,872,676
IDEXX Laboratories, Inc. (a)	527,786	81,600,993
Intuitive Surgical, Inc. (a)	204,906	157,054,302
Medtronic PLC	7,676,737	618,437,933
Stryker Corp.	1,758,212	231,468,610
Varian Medical Systems, Inc. (a)	517,484	47,158,317
Zimmer Biomet Holdings, Inc.	1,132,747	138,319,736

		2,904,326,450

HEALTH CARE PROVIDERS & SERVICES — 19.4%
Aetna, Inc.	2,016,776	257,239,779
AmerisourceBergen Corp.	966,462	85,531,887
Anthem, Inc.	1,515,292	250,598,991
Cardinal Health, Inc.	1,778,664	145,050,049
Centene Corp. (a)	950,885	67,760,065
Cigna Corp.	1,484,726	217,497,512
DaVita, Inc. (a)	878,950	59,742,231
Envision Healthcare Corp. (a)	698,308	42,820,247
Express Scripts Holding Co. (a)	3,559,678	234,618,377
HCA Holdings, Inc. (a)	1,626,545	144,746,239
Henry Schein, Inc. (a)	446,539	75,898,234
Humana, Inc.	891,504	183,774,635
Laboratory Corp. of America Holdings (a)	573,247	82,243,747
McKesson Corp.	1,215,546	180,216,850
Patterson Cos., Inc. (b)	462,450	20,916,613
Quest Diagnostics, Inc.	800,342	78,585,581
UnitedHealth Group, Inc.	5,411,692	887,571,605
Universal Health Services, Inc. Class B	499,056	62,107,519

		3,076,920,161

HEALTH CARE TECHNOLOGY — 0.6%
Cerner Corp. (a) (b)	1,637,952	96,393,475

LIFE SCIENCES TOOLS & SERVICES — 4.7%
Agilent Technologies, Inc.	1,805,208	95,441,347
Illumina, Inc. (a) (b)	817,536	139,504,343

Security Description	Shares	Value

Mettler-Toledo International, Inc. (a)	145,577	$69,718,281
PerkinElmer, Inc. (b)	607,876	35,293,281
Thermo Fisher Scientific, Inc.	2,179,224	334,728,806
Waters Corp. (a)	447,054	69,879,011

		744,565,069

PHARMACEUTICALS — 36.4%
Allergan PLC	1,974,986	471,863,655
Bristol-Myers Squibb Co.	9,385,935	510,407,145
Eli Lilly & Co.	5,420,538	455,921,451
Johnson & Johnson	15,147,618	1,886,635,822
Mallinckrodt PLC (a)	587,656	26,191,828
Merck & Co., Inc.	15,343,636	974,934,631
Mylan NV (a)	2,560,798	99,845,514
Perrigo Co. PLC (b)	794,341	52,736,299
Pfizer, Inc.	33,223,265	1,136,567,896
Zoetis, Inc.	2,748,145	146,668,499

		5,761,772,740

TOTAL COMMON STOCKS (Cost $16,243,866,912)		15,809,392,164

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (c) (d) (Cost $8,565,437)	8,565,437	8,565,437

TOTAL INVESTMENTS — 99.9%
(Cost $16,252,432,349)		15,817,957,601
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		11,028,511

NET ASSETS — 100.0%		$15,828,986,112

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2017.
(c)	The rate shown is the annualized seven-day yield at March 31, 2017.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.

See accompanying notes to financial statements.

The Health Care Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Biotechnology	$3,225,414,269	$—	$—	$3,225,414,269
Health Care Equipment & Supplies	2,904,326,450	—	—	2,904,326,450
Health Care Providers & Services	3,076,920,161	—	—	3,076,920,161
Health Care Technology	96,393,475	—	—	96,393,475
Life Sciences Tools & Services	744,565,069	—	—	744,565,069
Pharmaceuticals	5,761,772,740	—	—	5,761,772,740
Short-Term Investment	8,565,437	—	—	8,565,437

TOTAL INVESTMENTS	$15,817,957,601	$—	$—	$15,817,957,601

Affiliate Table

	Number of Shares Held at 9/30/16	Value At 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	5,734,739	$5,734,739	599,604	6,334,343	—	$—	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	313,203,636	304,638,199	8,565,437	8,565,437	56,019
State Street Navigator Securities Lending Government Money Market Portfolio*	6,558,639	6,558,639	17,370,405	23,929,044	—	—	476

TOTAL		$12,293,378				$8,565,437	$56,495

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

The Industrial Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 22.6%
Arconic, Inc.	2,218,438	$58,433,657
Boeing Co.	2,994,995	529,694,816
General Dynamics Corp.	1,559,216	291,885,235
L3 Technologies, Inc.	391,831	64,765,746
Lockheed Martin Corp.	1,331,414	356,286,386
Northrop Grumman Corp.	949,568	225,845,253
Raytheon Co.	1,613,664	246,083,760
Rockwell Collins, Inc. (a)	851,407	82,722,704
Textron, Inc.	1,698,065	80,810,913
TransDigm Group, Inc. (a)	250,045	55,049,907
United Technologies Corp.	3,918,369	439,680,186

		2,431,258,563

AIR FREIGHT & LOGISTICS — 6.9%
C.H. Robinson Worldwide, Inc. (a)	711,475	54,989,903
Expeditors International of Washington, Inc.	906,938	51,232,927
FedEx Corp.	1,323,806	258,340,741
United Parcel Service, Inc. Class B	3,533,414	379,135,322

		743,698,893

AIRLINES — 5.7%
Alaska Air Group, Inc.	621,769	57,339,537
American Airlines Group, Inc.	2,536,718	107,303,172
Delta Air Lines, Inc.	3,678,769	169,076,223
Southwest Airlines Co.	3,396,712	182,607,237
United Continental Holdings, Inc. (b)	1,441,299	101,813,361

		618,139,530

BUILDING PRODUCTS — 3.2%
Allegion PLC	480,450	36,370,065
Fortune Brands Home & Security, Inc.	770,650	46,894,053
Johnson Controls International PLC	4,726,804	199,092,984
Masco Corp.	1,793,924	60,975,477

		343,332,579

COMMERCIAL SERVICES & SUPPLIES — 3.1%
Cintas Corp.	523,344	66,223,950
Republic Services, Inc.	1,162,289	73,003,372
Stericycle, Inc. (a) (b)	428,386	35,508,916
Waste Management, Inc.	2,223,110	162,109,181

		336,845,419

CONSTRUCTION & ENGINEERING — 1.1%
Fluor Corp.	1,020,557	53,701,709
Jacobs Engineering Group, Inc.	609,667	33,702,392
Quanta Services, Inc. (b)	761,472	28,258,226

		115,662,327

ELECTRICAL EQUIPMENT — 6.0%
Acuity Brands, Inc.	222,059	45,300,036
AMETEK, Inc.	1,155,103	62,467,970
Eaton Corp. PLC	2,768,167	205,259,583
Emerson Electric Co.	3,439,616	205,895,414
Rockwell Automation, Inc.	837,917	130,472,056

		649,395,059

INDUSTRIAL CONGLOMERATES — 20.2%
3M Co.	3,077,671	588,850,792

Security Description	Shares	Value

General Electric Co.	32,516,900	$969,003,620
Honeywell International, Inc.	4,043,577	504,921,460
Roper Technologies, Inc. (a)	513,042	105,938,043

		2,168,713,915

MACHINERY — 16.3%
Caterpillar, Inc.	3,149,596	292,156,525
Cummins, Inc.	1,434,889	216,955,217
Deere & Co.	1,648,254	179,428,930
Dover Corp.	947,436	76,126,483
Flowserve Corp. (a)	657,242	31,823,658
Fortive Corp.	1,702,375	102,517,022
Illinois Tool Works, Inc.	1,668,741	221,058,120
Ingersoll-Rand PLC	1,306,827	106,271,172
PACCAR, Inc.	2,055,406	138,123,283
Parker-Hannifin Corp.	846,452	135,703,185
Pentair PLC	841,879	52,853,164
Snap-on, Inc.	291,884	49,232,074
Stanley Black & Decker, Inc.	768,538	102,115,644
Xylem, Inc.	903,633	45,380,449

		1,749,744,926

PROFESSIONAL SERVICES — 2.9%
Dun & Bradstreet Corp.	185,369	20,008,730
Equifax, Inc.	821,521	112,334,782
Nielsen Holdings PLC	1,692,297	69,908,789
Robert Half International, Inc.	909,887	44,429,782
Verisk Analytics, Inc. (b)	778,758	63,188,424

		309,870,507

ROAD & RAIL — 9.8%
CSX Corp.	5,621,913	261,700,050
JB Hunt Transport Services, Inc.	437,026	40,092,765
Kansas City Southern	536,838	46,039,227
Norfolk Southern Corp.	1,717,230	192,278,243
Ryder System, Inc.	488,923	36,884,351
Union Pacific Corp.	4,458,495	472,243,791

		1,049,238,427

TRADING COMPANIES & DISTRIBUTORS — 2.0%
Fastenal Co.	1,456,555	75,012,582
United Rentals, Inc. (b)	424,491	53,082,600
W.W. Grainger, Inc. (a)	357,241	83,151,415

		211,246,597

TOTAL COMMON STOCKS (Cost $10,546,949,731)		10,727,146,742

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (c) (d) (Cost $11,773,963)	11,773,963	11,773,963

TOTAL INVESTMENTS — 99.9%
(Cost $10,558,723,694)		10,738,920,705
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		10,526,168

NET ASSETS — 100.0%		$10,749,446,873

See accompanying notes to financial statements.

The Industrial Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

(a)	All or a portion of the shares of the security are on loan at March 31, 2017.
(b)	Non-income producing security.
(c)	The rate shown is the annualized seven-day yield at March 31, 2017.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$2,431,258,563	$—	$—	$2,431,258,563
Air Freight & Logistics	743,698,893	—	—	743,698,893
Airlines.	618,139,530	—	—	618,139,530
Building Products	343,332,579	—	—	343,332,579
Commercial Services & Supplies	336,845,419	—	—	336,845,419
Construction & Engineering	115,662,327	—	—	115,662,327
Electrical Equipment	649,395,059	—	—	649,395,059
Industrial Conglomerates	2,168,713,915	—	—	2,168,713,915
Machinery	1,749,744,926	—	—	1,749,744,926
Professional Services	309,870,507	—	—	309,870,507
Road & Rail	1,049,238,427	—	—	1,049,238,427
Trading Companies & Distributors	211,246,597	—	—	211,246,597
Short-Term Investment	11,773,963	—	—	11,773,963

TOTAL INVESTMENTS	$10,738,920,705	$—	$—	$10,738,920,705

Affiliate Table

	Number of Shares Held at 9/30/16	Value At 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	6,148,750	$6,148,750	673,408	6,822,158	—	$—	$86
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	177,343,560	165,569,597	11,773,963	11,773,963	50,642
State Street Navigator Securities Lending Government Money Market Portfolio*	—	—	839,438	839,438	—	—	51

TOTAL		$6,148,750				$11,773,963	$50,779

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

The Materials Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
CHEMICALS — 73.7%
Air Products & Chemicals, Inc.	1,211,200	$163,863,248
Albemarle Corp.	727,172	76,818,450
CF Industries Holdings, Inc. (a)	1,537,277	45,119,080
Dow Chemical Co.	6,978,448	443,410,586
E.I. du Pont de Nemours & Co.	5,405,010	434,184,453
Eastman Chemical Co.	946,420	76,470,736
Ecolab, Inc.	1,641,387	205,731,447
FMC Corp.	875,970	60,958,752
International Flavors & Fragrances, Inc.	512,790	67,960,059
LyondellBasell Industries NV Class A	1,826,066	166,518,958
Monsanto Co.	2,741,304	310,315,613
Mosaic Co.	2,272,995	66,325,994
PPG Industries, Inc.	1,607,225	168,887,203
Praxair, Inc.	1,782,181	211,366,667
Sherwin-Williams Co.	515,451	159,887,746

		2,657,818,992

CONSTRUCTION MATERIALS — 5.3%
Martin Marietta Materials, Inc.	405,745	88,553,846
Vulcan Materials Co.	848,283	102,201,136

		190,754,982

CONTAINERS & PACKAGING — 11.2%
Avery Dennison Corp.	589,806	47,538,364
Ball Corp.	1,127,902	83,758,002
International Paper Co.	2,619,704	133,028,569
Sealed Air Corp.	1,266,278	55,184,395
WestRock Co.	1,612,855	83,916,846

		403,426,176

Security Description	Shares	Value

METALS & MINING — 9.6%
Freeport-McMoRan, Inc. (b)	8,507,113	$113,655,030
Newmont Mining Corp.	3,397,055	111,966,933
Nucor Corp.	2,034,581	121,505,177

		347,127,140

TOTAL COMMON STOCKS (Cost $3,709,161,754)		3,599,127,290

SHORT-TERM INVESTMENT — 0.0% (c)
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (d) (e) (Cost $648,971)	648,971	648,971

TOTAL INVESTMENTS — 99.8%
(Cost $3,709,810,725)		3,599,776,261
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		6,174,600

NET ASSETS — 100.0%		$3,605,950,861

(a)	All or a portion of the shares of the security are on loan at March 31, 2017.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	The rate shown is the annualized seven-day yield at March 31, 2017.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Chemicals	$2,657,818,992	$—	$—	$2,657,818,992
Construction Materials	190,754,982	—	—	190,754,982
Containers & Packaging	403,426,176	—	—	403,426,176
Metals & Mining	347,127,140	—	—	347,127,140
Short-Term Investment	648,971	—	—	648,971

TOTAL INVESTMENTS	$3,599,776,261	$—	$—	$3,599,776,261

Affiliate Table

	Number of Shares Held at 9/30/16	Value At 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	1,117,308	$1,117,308	482,047	1,599,355	—	$—	$—	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	60,314,639	59,665,668	648,971	648,971	12,525	—

TOTAL		$1,117,308				$648,971	$12,525	$—

See accompanying notes to financial statements.

The Real Estate Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
REAL ESTATE INVESTMENT TRUSTS (REITS) — 98.0%
Alexandria Real Estate Equities, Inc. REIT	346,921	$38,341,709
American Tower Corp. REIT	1,670,438	203,025,034
Apartment Investment & Management Co.
Class A REIT	615,107	27,279,995
AvalonBay Communities, Inc. REIT	537,003	98,593,751
Boston Properties, Inc. REIT	601,539	79,649,779
Crown Castle International Corp. REIT	1,409,747	133,150,604
Digital Realty Trust, Inc. REIT	622,728	66,252,032
Equinix, Inc. REIT (a)	303,872	121,661,233
Equity Residential REIT	1,435,432	89,312,579
Essex Property Trust, Inc. REIT	256,290	59,338,824
Extra Space Storage, Inc. REIT	491,236	36,543,046
Federal Realty Investment Trust REIT	282,064	37,655,544
GGP, Inc. REIT	2,283,782	52,938,067
HCP, Inc. REIT	1,830,605	57,261,324
Host Hotels & Resorts, Inc. REIT (a)	2,890,571	53,938,055
Iron Mountain, Inc. REIT	956,822	34,129,841
Kimco Realty Corp. REIT	1,660,511	36,680,688
Macerich Co. REIT (a)	473,527	30,495,139
Mid-America Apartment Communities, Inc. REIT	444,012	45,173,781
Prologis, Inc. REIT	2,069,846	107,383,610
Public Storage REIT	583,947	127,831,838
Realty Income Corp. REIT	1,060,047	63,104,598
Regency Centers Corp.	571,302	37,928,740
Simon Property Group, Inc. REIT	1,250,553	215,132,633
SL Green Realty Corp. REIT	393,492	41,954,117
UDR, Inc. REIT	1,042,673	37,807,323
Ventas, Inc. REIT	1,386,661	90,188,431
Vornado Realty Trust REIT	673,091	67,517,758

Security Description	Shares	Value

Welltower, Inc. REIT	1,417,633	$100,396,769
Weyerhaeuser Co. REIT	2,928,696	99,517,090

		2,290,183,932

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.8%
CBRE Group, Inc. Class A (b)	1,176,280	40,922,781

TOTAL COMMON STOCKS (Cost $2,458,433,633)		2,331,106,713

SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (c) (d) (Cost $5,748,594)	5,748,594	5,748,594

TOTAL INVESTMENTS — 100.0%
(Cost $2,464,182,227)		2,336,855,307
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (e)		(785,204)

NET ASSETS — 100.0%		$2,336,070,103

(a)	All or a portion of the shares of the security are on loan at March 31, 2017.
(b)	Non-income producing security.
(c)	The rate shown is the annualized seven-day yield at March 31, 2017.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(e)	Amount shown represents less than 0.05% of net assets.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Real Estate Investment Trusts (REITs)	$2,290,183,932	$—	$—	$2,290,183,932
Real Estate Management & Development	40,922,781	—	—	40,922,781
Short-Term Investment	5,748,594	—	—	5,748,594

TOTAL INVESTMENTS	$2,336,855,307	$—	$—	$2,336,855,307

See accompanying notes to financial statements.

The Real Estate Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 9/30/16	Value At 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,733,411	$2,733,411	4,059,927	6,793,338	—	$—	$208
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	101,714,069	95,965,475	5,748,594	5,748,594	9,107
State Street Navigator Securities Lending Government Money Market Portfolio*	55,520	55,520	—	55,520	—	—	—

TOTAL		$2,788,931				$5,748,594	$9,315

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

The Technology Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
COMMUNICATIONS EQUIPMENT — 4.5%
Cisco Systems, Inc.	17,170,569	$580,365,232
F5 Networks, Inc. (a)	238,570	34,012,925
Harris Corp.	449,777	50,046,687
Juniper Networks, Inc.	1,404,640	39,091,131
Motorola Solutions, Inc.	594,693	51,274,431

		754,790,406

DIVERSIFIED TELECOMMUNICATION SERVICES — 9.0%
AT&T, Inc.	20,970,095	871,307,447
CenturyLink, Inc.	1,940,384	45,734,851
Level 3 Communications, Inc. (a)	1,038,547	59,425,659
Verizon Communications, Inc.	11,514,486	561,331,193

		1,537,799,150

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.6%
Amphenol Corp. Class A	1,086,168	77,302,576
Corning, Inc.	3,256,438	87,923,826
FLIR Systems, Inc.	531,121	19,269,070
TE Connectivity, Ltd.	1,249,040	93,115,932

		277,611,404

INTERNET SOFTWARE & SERVICES — 18.6%
Akamai Technologies, Inc. (a)	629,047	37,554,106
Alphabet, Inc. Class A (a)	1,014,436	860,038,841
Alphabet, Inc. Class C (a)	1,008,896	836,939,766
eBay, Inc. (a)	3,534,902	118,666,660
Facebook, Inc. Class A (a)	8,041,558	1,142,303,314
VeriSign, Inc. (a) (b)	326,257	28,420,247
Yahoo!, Inc. (a)	3,052,827	141,681,701

		3,165,604,635

IT SERVICES — 15.2%
Accenture PLC Class A	2,143,914	257,012,410
Alliance Data Systems Corp.	201,012	50,051,988
Automatic Data Processing, Inc.	1,555,147	159,231,501
Cognizant Technology Solutions Corp. Class A (a)	2,114,031	125,827,125
CSRA, Inc.	591,290	17,318,884
Fidelity National Information Services, Inc.	1,155,870	92,030,370
Fiserv, Inc. (a)	751,068	86,605,651
Global Payments, Inc.	547,897	44,204,330
International Business Machines Corp.	2,943,989	512,666,245
MasterCard, Inc. Class A	3,238,396	364,222,398
Paychex, Inc.	1,125,653	66,300,962
PayPal Holdings, Inc. (a)	3,892,366	167,449,585
Teradata Corp. (a)	527,725	16,422,802
Total System Services, Inc.	601,515	32,156,992
Visa, Inc. Class A	6,370,045	566,105,899
Western Union Co. (b)	1,745,615	35,523,265

		2,593,130,407

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 14.2%
Advanced Micro Devices, Inc. (a) (b)	2,987,500	43,468,125
Analog Devices, Inc.	1,286,292	105,411,629
Applied Materials, Inc.	3,773,301	146,781,409
Broadcom, Ltd.	1,383,717	302,978,674
Intel Corp.	16,207,525	584,605,427

Security Description	Shares	Value

KLA-Tencor Corp.	562,988	$53,523,269
Lam Research Corp. (b)	580,994	74,576,390
Microchip Technology, Inc. (b)	779,706	57,526,709
Micron Technology, Inc. (a)	3,692,146	106,703,020
NVIDIA Corp.	2,061,555	224,565,186
Qorvo, Inc. (a) (b)	469,022	32,156,148
QUALCOMM, Inc.	5,081,456	291,370,687
Skyworks Solutions, Inc.	663,169	64,977,299
Texas Instruments, Inc.	3,446,245	277,629,497
Xilinx, Inc.	893,325	51,714,584

		2,417,988,053

SOFTWARE — 19.0%
Activision Blizzard, Inc.	2,434,653	121,391,799
Adobe Systems, Inc. (a)	1,713,864	223,025,122
Autodesk, Inc. (a)	702,839	60,774,488
CA, Inc.	1,137,975	36,096,567
Citrix Systems, Inc. (a)	559,266	46,637,192
Electronic Arts, Inc. (a)	1,080,712	96,745,338
Intuit, Inc.	847,637	98,317,416
Microsoft Corp.	26,385,246	1,737,732,302
Oracle Corp.	10,282,455	458,700,317
Red Hat, Inc. (a)	635,807	54,997,305
salesforce.com, Inc. (a)	2,262,618	186,643,359
Symantec Corp.	2,212,013	67,864,559
Synopsys, Inc. (a)	513,516	37,039,909

		3,225,965,673

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 17.7%
Apple, Inc.	17,914,011	2,573,526,820
Hewlett Packard Enterprise Co.	5,799,453	137,447,036
HP, Inc.	5,949,586	106,378,598
NetApp, Inc.	1,005,355	42,074,107
Seagate Technology PLC	1,095,493	50,315,994
Western Digital Corp.	1,030,008	85,006,560
Xerox Corp.	3,113,028	22,849,626

		3,017,598,741

TOTAL COMMON STOCKS (Cost $15,374,553,803)		16,990,488,469

SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (c) (d) (Cost $38,872,702)	38,872,702	38,872,702

TOTAL INVESTMENTS — 100.0%
(Cost $15,413,426,505)		17,029,361,171
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (e)		1,216,560

NET ASSETS — 100.0%		$17,030,577,731

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2017.
(c)	The rate shown is the annualized seven-day yield at March 31, 2017.

See accompanying notes to financial statements.

The Technology Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(e)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Communications Equipment	$754,790,406	$—	$—	$754,790,406
Diversified Telecommunication Services	1,537,799,150	—	—	1,537,799,150
Electronic Equipment, Instruments & Components	277,611,404	—	—	277,611,404
Internet Software & Services	3,165,604,635	—	—	3,165,604,635
IT Services	2,593,130,407	—	—	2,593,130,407
Semiconductors & Semiconductor Equipment	2,417,988,053	—	—	2,417,988,053
Software	3,225,965,673	—	—	3,225,965,673
Technology Hardware, Storage & Peripherals	3,017,598,741	—	—	3,017,598,741
Short-Term Investment	38,872,702	—	—	38,872,702

TOTAL INVESTMENTS	$17,029,361,171	$—	$—	$17,029,361,171

Affiliate Table

	Number of Shares Held at 9/30/16	Value At 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	27,822,383	$27,822,383	2,030,484	29,852,867	—	$—	$712
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	313,855,020	274,982,318	38,872,702	38,872,702	81,296
State Street Navigator Securities Lending Government Money Market Portfolio*	29,868,275	29,868,275	31,813,658	61,681,933	—	—	17,678

TOTAL		$57,690,658				$38,872,702	$99,686

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

The Utilities Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
ELECTRIC UTILITIES — 62.1%
Alliant Energy Corp.	2,477,494	$98,133,537
American Electric Power Co., Inc.	5,375,266	360,841,607
Duke Energy Corp.	7,017,604	575,513,704
Edison International	3,561,221	283,508,804
Entergy Corp.	1,951,944	148,269,666
Eversource Energy	3,448,500	202,702,830
Exelon Corp.	10,081,484	362,731,794
FirstEnergy Corp.	4,806,598	152,945,949
NextEra Energy, Inc.	5,088,132	653,163,505
PG&E Corp.	5,544,177	367,911,586
Pinnacle West Capital Corp.	1,239,735	103,369,104
PPL Corp.	7,424,778	277,612,450
Southern Co.	10,778,995	536,578,371
Xcel Energy, Inc.	5,567,714	247,484,887

		4,370,767,794

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 2.0%
AES Corp.	7,215,726	80,671,817
NRG Energy, Inc.	3,438,052	64,291,572

		144,963,389

MULTI-UTILITIES — 33.4%
Ameren Corp.	2,662,579	145,350,188
CenterPoint Energy, Inc. (a)	4,753,383	131,050,769
CMS Energy Corp.	3,112,479	139,252,310
Consolidated Edison, Inc.	3,342,440	259,573,890
Dominion Resources, Inc.	6,834,477	530,150,381
DTE Energy Co.	1,973,221	201,485,596
NiSource, Inc.	3,574,692	85,041,923

Security Description	Shares	Value

Public Service Enterprise Group, Inc.	5,508,485	$244,301,310
SCANA Corp.	1,555,165	101,630,033
Sempra Energy	2,740,966	302,876,743
WEC Energy Group, Inc.	3,434,260	208,219,184

		2,348,932,327

WATER UTILITIES — 2.1%
American Water Works Co., Inc.	1,939,281	150,817,883

TOTAL COMMON STOCKS (Cost $7,297,432,460)		7,015,481,393

SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (b) (c) (Cost $10,721,910)	10,721,910	10,721,910

TOTAL INVESTMENTS — 99.8%
(Cost $7,308,154,370)		7,026,203,303
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		15,058,828

NET ASSETS — 100.0%		$7,041,262,131

(a)	All or a portion of the shares of the security are on loan at March 31, 2017.
(b)	The rate shown is the annualized seven-day yield at March 31, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Electric Utilities	$4,370,767,794	$—	$—	$4,370,767,794
Independent Power Producers & Energy Traders	144,963,389	—	—	144,963,389
Multi-Utilities	2,348,932,327	—	—	2,348,932,327
Water Utilities.	150,817,883	—	—	150,817,883
Short-Term Investment	10,721,910	—	—	10,721,910

TOTAL INVESTMENTS	$7,026,203,303	$—	$—	$7,026,203,303

See accompanying notes to financial statements.

The Utilities Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 9/30/16	Value At 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	13,352,521	$13,352,521	3,961,659	17,314,180	—	$—	$265
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	217,907,480	207,185,570	10,721,910	10,721,910	39,372

TOTAL		$13,352,521				$10,721,910	$39,637

See accompanying notes to financial statements.

[This Page Intentionally Left Blank]

THE SELECT SECTOR SPDR TRUST

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2017 (Unaudited)

	The Consumer Discretionary Select Sector SPDR Fund	The Consumer Staples Select Sector SPDR Fund	The Energy Select Sector SPDR Fund
ASSETS
Investments in unaffiliated issuers, at value * (Note 2)	$12,142,041,862	$8,863,632,011	$17,309,111,093
Investments in affiliated issuers, at value (Notes 2 and 3)	49,297,580	5,425,746	13,457,714

Total Investments	12,191,339,442	8,869,057,757	17,322,568,807
Cash	102,104	2,981	288,997
Receivable for investments sold	—	—	1,749,703,635
Receivable for income related to Select Sector SPDR shares in-kind transactions	13,507	108,541	—
Dividends receivable — unaffiliated issuers (Note 2)	8,117,904	29,000,118	15,122,545
Dividends receivable — affiliated issuers (Notes 2 and 3)	19,930	8,343	28,824
Securities lending income receivable — affiliated issuers (Note 3)	55,155	819	37,784
Prepaid expenses and other assets	10,385	8,712	12,191

TOTAL ASSETS	12,199,658,427	8,898,187,271	19,087,762,783

LIABILITIES
Payable upon return of securities loaned	31,479,107	—	1,200,000
Payable for investments purchased	—	—	1,763,347,383
Payable for income related to Select Sector SPDR shares in-kind transactions	—	—	11,283
Advisory fee payable (Note 3)	354,273	257,370	491,281
Distribution fees payable (Note 4)	575,400	429,269	795,205
Unitary fees payable (administrator, custodian and transfer agent fees) (Note 3)	348,672	264,724	558,132
Trustees’ fees and expenses (Note 5)	700	—	—
License fee payable (Note 4)	1,230,026	887,272	1,878,338
Registration and filing fees payable	56,522	33,892	75,165
Professional fees payable	34,875	34,723	40,574
Printing and postage fees payable	344,586	244,540	405,621
Accrued expenses and other liabilities	50,045	51,344	71,666

TOTAL LIABILITIES	34,474,206	2,203,134	1,768,874,648

NET ASSETS	$12,165,184,221	$8,895,984,137	$17,318,888,135

NET ASSETS CONSIST OF:
Paid-in capital (Note 7)	$12,312,982,688	$9,286,742,590	$23,406,402,272
Undistributed (distribution in excess of) net investment income (loss)	(3,230,898)	9,000,307	(1,969,013)
Accumulated net realized gain (loss) on investments	(433,094,857)	(170,325,327)	(2,997,354,065)
Net unrealized appreciation (depreciation) on:
Investments	288,527,288	(229,433,433)	(3,088,191,059)

NET ASSETS	$12,165,184,221	$8,895,984,137	$17,318,888,135

NET ASSET VALUE PER SHARE
Net asset value per share	$87.93	$54.60	$69.94

Shares outstanding (unlimited amount authorized, $0.01 par value)	138,353,252	162,921,809	247,624,200

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$11,853,514,574	$9,093,065,444	$20,397,302,152
Investments in affiliated issuers	49,297,580	5,425,746	13,457,714

Total cost of investments	$11,902,812,154	$9,098,491,190	$20,410,759,866

* Includes investments in securities on loan, at value	$218,004,154	$4,707,288	$302,298,207

See accompanying notes to financial statements.

The Financial Select Sector SPDR Fund	The Health Care Select Sector SPDR Fund	The Industrial Select Sector SPDR Fund	The Materials Select Sector SPDR Fund	The Real Estate Select Sector SPDR Fund	The Technology Select Sector SPDR Fund	The Utilities Select Sector SPDR Fund

$23,501,199,663	$15,809,392,164	$10,727,146,742	$3,599,127,290	$2,331,106,713	$16,990,488,469	$7,015,481,393
262,968,343	8,565,437	11,773,963	648,971	5,748,594	38,872,702	10,721,910

23,764,168,006	15,817,957,601	10,738,920,705	3,599,776,261	2,336,855,307	17,029,361,171	7,026,203,303
—	—	140,271	176,135	—	66,887	2,681,851
—	—	—	21,457,627	—	—	—
69,192	—	108,682	33,021	217	541,762	—
13,823,714	14,832,943	12,774,253	7,074,133	4,577,920	4,674,283	14,391,199
18,411	12,818	15,546	4,147	2,150	28,507	10,915
746	4,262	7,319	3,005	1,627	31,384	1,108
16,632	12,486	6,318	2,193	8	12,361	6,989

23,778,096,701	15,832,820,110	10,751,973,094	3,628,526,522	2,341,437,229	17,034,716,355	7,043,295,365

—	—	—	—	—	—	—
4,759,954	—	—	21,638,840	4,842,164	66,888	—
—	10,135	—	—	—	—	193,691
718,984	471,590	317,062	107,689	66,212	486,681	201,244
1,151,370	749,901	500,638	172,131	135,331	768,903	340,003
764,679	464,920	274,639	106,031	71,647	504,563	210,394
6,460	—	260	—	—	—	—
2,477,887	1,550,775	1,160,446	413,096	251,772	1,671,390	723,698
223,548	73,071	54,272	6,643	—	112,093	36,275
30,629	39,393	28,857	21,584	—	39,721	31,368
477,566	407,089	156,285	98,185	—	411,230	253,696
96,384	67,124	33,762	11,462	—	77,155	42,865

10,707,461	3,833,998	2,526,221	22,575,661	5,367,126	4,138,624	2,033,234

$23,767,389,240	$15,828,986,112	$10,749,446,873	$3,605,950,861	$2,336,070,103	$17,030,577,731	$7,041,262,131

$23,017,159,717	$16,502,989,158	$10,979,600,055	$4,649,221,926	$2,494,642,842	$16,252,269,110	$7,766,940,474
(19,355,774)	(3,553,009)	(4,056,483)	4,489,407	3,036,770	(3,803,408)	21,428,463
(814,689,915)	(235,975,289)	(406,293,710)	(937,726,008)	(34,282,589)	(833,822,637)	(465,155,739)

1,584,275,212	(434,474,748)	180,197,011	(110,034,464)	(127,326,920)	1,615,934,666	(281,951,067)

$23,767,389,240	$15,828,986,112	$10,749,446,873	$3,605,950,861	$2,336,070,103	$17,030,577,731	$7,041,262,131

$23.75	$74.34	$65.10	$52.39	$31.61	$53.31	$51.29

1,000,695,427	212,915,324	165,126,000	68,823,725	73,900,000	319,455,897	137,274,160

$21,922,809,617	$16,243,866,912	$10,546,949,731	$3,709,161,754	$2,458,433,633	$15,374,553,803	$7,297,432,460
257,083,177	8,565,437	11,773,963	648,971	5,748,594	38,872,702	10,721,910

$22,179,892,794	$16,252,432,349	$10,558,723,694	$3,709,810,725	$2,464,182,227	$15,413,426,505	$7,308,154,370

$5,272,704	$38,622,347	$76,547,744	$26,697,523	$13,671,054	$175,874,468	$26,250,279

THE SELECT SECTOR SPDR TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2017 (Unaudited)

	The Consumer Discretionary Select Sector SPDR Fund	The Consumer Staples Select Sector SPDR Fund	The Energy Select Sector SPDR Fund
INVESTMENT INCOME
Dividend income — unaffiliated issuers (Note 2)	$104,136,349	$111,627,465	$201,906,634
Dividend income — affiliated issuers (Notes 2 and 3)	66,747	32,771	75,057
Affiliated securities lending income — net (Notes 3 and 9)	654,657	432,297	210,763
Foreign taxes withheld	—	—	—

TOTAL INVESTMENT INCOME (LOSS)	104,857,753	112,092,533	202,192,454

EXPENSES
Advisory fees (Note 3)	1,907,889	1,430,220	2,902,063
Distribution fees (Note 4)	2,197,757	1,644,893	3,340,144
Unitary fees (Administrator, custodian and transfer agent fees) (Note 3)	730,839	549,372	1,113,202
Trustees’ fees and expenses (Note 5)	53,428	46,322	71,953
License fee (Note 4)	2,335,464	1,753,096	3,554,766
Registration fees	21,919	—	27,456
Professional fees	35,723	31,596	41,629
Printing and postage fees	339,346	280,178	456,611
Insurance expense	20,772	17,427	24,384
Miscellaneous expenses	26,439	23,509	30,130

TOTAL EXPENSES	7,669,576	5,776,613	11,562,338

NET INVESTMENT INCOME (LOSS)	97,188,177	106,315,920	190,630,116

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(43,672,301)	(17,714,592)	(818,265,028)
Investments — affiliated issuers (Note 3)	—	—	—
In-kind redemptions — unaffiliated issuers	372,070,661	216,922,716	297,257,696
In-kind redemptions — affiliated issuers (Note 3)	—	—	—

Net realized gain (loss)	328,398,360	199,208,124	(521,007,332)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	761,219,854	(19,347,352)	261,389,350
Investments — affiliated issuers (Note 3)	—	—	—

Net change in unrealized appreciation/depreciation	761,219,854	(19,347,352)	261,389,350

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,089,618,214	179,860,772	(259,617,982)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,186,806,391	$286,176,692	$(68,987,866)

See accompanying notes to financial statements.

The Financial Select Sector SPDR Fund	The Health Care Select Sector SPDR Fund	The Industrial Select Sector SPDR Fund	The Materials Select Sector SPDR Fund	The Real Estate Select Sector SPDR Fund	The Technology Select Sector SPDR Fund	The Utilities Select Sector SPDR Fund

$186,212,255	$125,001,651	$114,671,510	$39,281,129	$48,967,172	$132,771,357	$122,899,846
2,261,972	56,019	50,728	12,525	9,315	82,008	39,637
3,125	29,109	104,439	31,766	4,786	133,534	4,181
—	—	(42)	—	—	—	—

188,477,352	125,086,779	114,826,635	39,325,420	48,981,273	132,986,899	122,943,664

3,576,853	2,425,588	1,695,492	610,102	426,427	2,519,959	1,185,285
4,128,279	2,793,850	1,954,464	702,855	489,768	2,902,284	1,362,423
1,365,429	929,283	648,636	233,661	164,198	965,653	455,762
89,849	66,293	37,461	13,520	4,216	66,001	38,896
4,371,034	2,969,386	2,074,128	746,750	523,325	3,085,282	1,453,622
105,671	17,792	42,471	11,493	26,952	21,811	—
70,355	40,283	29,026	19,466	34,076	40,175	28,423
628,355	401,934	190,929	108,989	6,346	392,976	244,209
33,266	24,972	12,636	4,384	15	24,723	13,976
42,692	30,800	19,910	8,673	8,230	32,595	20,667

14,411,783	9,700,181	6,705,153	2,459,893	1,683,553	10,051,459	4,803,263

174,065,569	115,386,598	108,121,482	36,865,527	47,297,720	122,935,440	118,140,401

(18,026,452)	(129,835,493)	(43,202,381)	(59,619,943)	(32,656,885)	(41,940,282)	(13,317,579)
2,850,663	—	—	—	—	—	—
1,159,615,715	329,037,927	455,950,370	159,106,122	11,716,193	689,096,623	71,193,313
2,727,012	—	—	—	—	—	—

1,147,166,938	199,202,434	412,747,989	99,486,179	(20,940,692)	647,156,341	57,875,734

2,373,398,247	309,501,288	595,293,427	219,521,178	(90,300,062)	1,011,898,210	209,597,136
15,936,557	—	—	—	—	—	—

2,389,334,804	309,501,288	595,293,427	219,521,178	(90,300,062)	1,011,898,210	209,597,136

3,536,501,742	508,703,722	1,008,041,416	319,007,357	(111,240,754)	1,659,054,551	267,472,870

$3,710,567,311	$624,090,320	$1,116,162,898	$355,872,884	$(63,943,034)	$1,781,989,991	$385,613,271

THE SELECT SECTOR SPDR TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	The Consumer Discretionary Select Sector SPDR Fund		The Consumer Staples Select Sector SPDR Fund
	Six Months Ended 3/31/17 (Unaudited)	Year Ended 9/30/16	Six Months Ended 3/31/17 (Unaudited)	Year Ended 9/30/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$97,188,177	$163,236,969	$106,315,920	$225,108,162
Net realized gain (loss)	328,398,360	778,624,881	199,208,124	844,684,922
Net change in unrealized appreciation/depreciation	761,219,854	(86,695,866)	(19,347,352)	197,306,804

Net increase (decrease) in net assets resulting from operations	1,186,806,391	855,165,984	286,176,692	1,267,099,888

Net equalization credits and charges (Note 2)	4,577,242	(3,298,979)	(3,136,020)	214,792

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(103,035,996)	(161,248,260)	(103,403,918)	(225,446,392)
Return of capital	—	—	—	—

Total distributions to shareholders	(103,035,996)	(161,248,260)	(103,403,918)	(225,446,392)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	6,405,639,844	11,775,030,216	13,606,285,561	18,416,440,415
Cost of shares redeemed	(4,856,154,682)	(13,054,660,788)	(13,786,232,487)	(17,870,809,454)
Net income equalization (Note 2)	(4,577,242)	3,298,979	3,136,020	(214,792)

Net increase (decrease) in net assets from beneficial interest transactions	1,544,907,920	(1,276,331,593)	(176,810,906)	545,416,169

Net increase (decrease) in net assets during the period	2,633,255,557	(585,712,848)	2,825,848	1,587,284,457
Net assets at beginning of period	9,531,928,664	10,117,641,512	8,893,158,289	7,305,873,832

NET ASSETS AT END OF PERIOD	$12,165,184,221	$9,531,928,664	$8,895,984,137	$8,893,158,289

Undistributed (distribution in excess of) net investment income (loss)	$(3,230,898)	$2,616,921	$9,000,307	$6,088,305

SHARES OF BENEFICIAL INTEREST:
Shares sold	78,000,000	151,550,000	259,100,000	353,950,000
Shares redeemed	(58,750,000)	(168,700,000)	(263,300,000)	(341,550,000)

Net increase (decrease)	19,250,000	(17,150,000)	(4,200,000)	12,400,000

See accompanying notes to financial statements.

The Energy Select Sector SPDR Fund		The Financial Select Sector SPDR Fund		The Health Care Select Sector SPDR Fund
Six Months Ended 3/31/17 (Unaudited)	Year Ended 9/30/16	Six Months Ended 3/31/17 (Unaudited)	Year Ended 9/30/16	Six Months Ended 3/31/17 (Unaudited)	Year Ended 9/30/16

$190,630,116	$359,928,435	$174,065,569	$310,675,504	$115,386,598	$198,108,486
(521,007,332)	168,005,590	1,147,166,938	(8,172,949)	199,202,434	615,252,153
261,389,350	1,865,723,939	2,389,334,804	455,161,993	309,501,288	356,573,643

(68,987,866)	2,393,657,964	3,710,567,311	757,664,548	624,090,320	1,169,934,282

2,173,529	8,267,811	23,392,755	(4,842,492)	4,496,704	(2,572,781)

(192,599,129)	(374,828,781)	(193,421,343)	(1,281,124,512)	(118,939,607)	(198,596,804)
—	—	—	(1,725,398,884)	—	—

(192,599,129)	(374,828,781)	(193,421,343)	(3,006,523,396)	(118,939,607)	(198,596,804)

12,270,726,411	22,765,773,039	20,881,954,926	28,059,444,023	12,549,433,150	23,962,098,812
(9,610,502,761)	(20,967,871,440)	(12,605,048,197)	(30,638,168,071)	(9,672,810,491)	(25,359,123,909)
(2,173,529)	(8,267,811)	(23,392,755)	4,842,492	(4,496,704)	2,572,781

2,658,050,121	1,789,633,788	8,253,513,974	(2,573,881,556)	2,872,125,955	(1,394,452,316)

2,398,636,655	3,816,730,782	11,794,052,697	(4,827,582,896)	3,381,773,372	(425,687,619)
14,920,251,480	11,103,520,698	11,973,336,543	16,800,919,439	12,447,212,740	12,872,900,359

$17,318,888,135	$14,920,251,480	$23,767,389,240	$11,973,336,543	$15,828,986,112	$12,447,212,740

$(1,969,013)	$—	$(19,355,774)	$—	$(3,553,009)	$—

168,850,000	356,550,000	928,650,000	1,224,600,000	176,750,000	340,850,000
(132,500,000)	(326,600,000)	(548,150,000)	(1,345,950,000)	(136,500,000)	(362,350,000)

36,350,000	29,950,000	380,500,000	(121,350,000)	40,250,000	(21,500,000)

THE SELECT SECTOR SPDR TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	The Industrial Select Sector SPDR Fund		The Materials Select Sector SPDR Fund
	Six Months Ended 3/31/17 (Unaudited)	Year Ended 9/30/16	Six Months Ended 3/31/17 (Unaudited)	Year Ended 9/30/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$108,121,482	$144,122,630	$36,865,527	$50,210,365
Net realized gain (loss)	412,747,989	335,262,622	99,486,179	(10,077,856)
Net change in unrealized appreciation/depreciation	595,293,427	669,715,625	219,521,178	388,281,687

Net increase (decrease) in net assets resulting from operations	1,116,162,898	1,149,100,877	355,872,884	428,414,196

Net equalization credits and charges (Note 2)	5,704,141	(1,245,204)	2,542,267	1,132,532

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(112,177,965)	(148,000,415)	(37,347,540)	(50,640,827)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	11,191,992,458	18,884,393,512	3,353,975,033	5,747,584,171
Cost of shares redeemed	(8,781,734,299)	(18,807,598,740)	(2,961,439,423)	(5,172,588,353)
Net income equalization (Note 2)	(5,704,141)	1,245,204	(2,542,267)	(1,132,532)

Net Increase (Decrease) in Net Assets from Beneficial Interest Transactions	2,404,554,018	78,039,976	389,993,343	573,863,286

Net increase (decrease) in net assets during the period	3,414,243,092	1,077,895,234	711,060,954	952,769,187
Net assets at beginning of period	7,335,203,781	6,257,308,547	2,894,889,907	1,942,120,720

NET ASSETS AT END OF PERIOD	$10,749,446,873	$7,335,203,781	$3,605,950,861	$2,894,889,907

Undistributed (distribution in excess of) net investment income (loss)	$(4,056,483)	$—	$4,489,407	$4,971,420

SHARES OF BENEFICIAL INTEREST:
Shares sold	179,750,000	345,750,000	67,300,000	128,500,000
Shares redeemed	(140,250,000)	(345,500,000)	(59,100,000)	(116,500,000)

Net increase (decrease)	39,500,000	250,000	8,200,000	12,000,000

*	Inception date.

See accompanying notes to financial statements.

The Real Estate Select Sector SPDR Fund		The Technology Select Sector SPDR Fund		The Utilities Select Sector SPDR Fund
Six Months Ended 3/31/17 (Unaudited)	For the Period 10/7/15* - 9/30/16	Six Months Ended 3/31/17 (Unaudited)	Year Ended 9/30/16	Six Months Ended 3/31/17 (Unaudited)	Year Ended 9/30/16

$47,297,720	$13,673,630	$122,935,440	$243,134,843	$118,140,401	$252,468,882
(20,940,692)	29,442,450	647,156,341	1,381,925,817	57,875,734	672,567,751
(90,300,062)	(37,026,858)	1,011,898,210	734,647,238	209,597,136	223,164,412

(63,943,034)	6,089,222	1,781,989,991	2,359,707,898	385,613,271	1,148,201,045

(5,954,721)	1,486,118	4,729,147	2,025,905	(3,052,792)	(5,436,809)

(57,062,326)	(872,254)	(126,738,848)	(248,787,555)	(115,103,079)	(250,044,341)

551,359,996	3,887,678,447	9,293,280,515	11,612,124,130	12,242,793,505	16,315,281,290
(1,294,918,621)	(692,261,327)	(6,921,782,823)	(12,101,499,338)	(12,883,769,059)	(16,441,399,089)
5,954,721	(1,486,118)	(4,729,147)	(2,025,905)	3,052,792	5,436,809

(737,603,904)	3,193,931,002	2,366,768,545	(491,401,113)	(637,922,762)	(120,680,990)

(864,563,985)	3,200,634,088	4,026,748,835	1,621,545,135	(370,465,362)	772,038,905
3,200,634,088	—	13,003,828,896	11,382,283,761	7,411,727,493	6,639,688,588

$2,336,070,103	$3,200,634,088	$17,030,577,731	$13,003,828,896	$7,041,262,131	$7,411,727,493

$3,036,770	$12,801,376	$(3,803,408)	$—	$21,428,463	$18,391,141

17,900,000	116,650,000	188,400,000	263,100,000	249,450,000	341,850,000
(41,750,000)	(18,900,000)	(141,100,000)	(278,700,000)	(263,450,000)	(343,950,000)

(23,850,000)	97,750,000	47,300,000	(15,600,000)	(14,000,000)	(2,100,000)

THE SELECT SECTOR SPDR TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	The Consumer Discretionary Select Sector SPDR Fund
	Six Months Ended 3/31/17 (Unaudited)		Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13	Year Ended 9/30/12
Net asset value, beginning of period	$80.03		$74.26	$66.69	$60.59	$46.79	$34.88

Income (loss) from investment operations:
Net investment income (loss) (a)	0.73		1.22	1.05	0.90	0.83	0.66
Net realized and unrealized gain (loss) (b)	7.89		5.79	7.55	6.10	13.73	11.88

Total from investment operations	8.62		7.01	8.60	7.00	14.56	12.54

Net equalization credits and charges (a)	0.03		(0.02)	0.05	0.01	0.06	0.04

Distributions to shareholders from:
Net investment income	(0.75)		(1.22)	(1.08)	(0.91)	(0.82)	(0.67)

Net asset value, end of period	$87.93		$80.03	$74.26	$66.69	$60.59	$46.79

Total return (c)	10.85%		9.48%	12.98%	11.59%	31.50%	36.25%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,165,184		$9,531,929	$10,117,642	$6,712,778	$6,734,928	$3,343,159
Ratios to average net assets:
Total expenses	0.14	%(d)	0.14%	0.15%	0.15%	0.17%	0.18%
Net investment income (loss)	1.77	%(d)	1.56%	1.41%	1.37%	1.55%	1.55%
Portfolio turnover rate (e)	3	%(f)	10%	6%	5%	8%	5%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	The ratios for periods less than one year are annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(f)	Not annualized.

See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	The Consumer Staples Select Sector SPDR Fund
	Six Months Ended 3/31/17 (Unaudited)		Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13	Year Ended 9/30/12
Net asset value, beginning of period	$53.21		$47.22	$45.10	$39.81	$35.83	$29.64

Income (loss) from investment operations:
Net investment income (loss) (a)	0.68		1.29	1.27	1.14	1.12	0.94
Net realized and unrealized gain (loss) (b)	1.41		5.99	2.14	5.19	4.00	6.17

Total from investment operations	2.09		7.28	3.41	6.33	5.12	7.11

Net equalization credits and charges (a)	(0.02)		0.00 (c)	(0.03)	0.10	(0.04)	0.03

Distributions to shareholders from:
Net investment income	(0.68)		(1.29)	(1.26)	(1.14)	(1.10)	(0.95)

Net asset value, end of period	$54.60		$53.21	$47.22	$45.10	$39.81	$35.83

Total return (d)	3.92%		15.50%	7.45%	16.26%	14.35%	24.28%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$8,895,984		$8,893,158	$7,305,874	$7,623,200	$5,241,330	$6,031,956
Ratios to average net assets:
Total expenses	0.14	%(e)	0.14%	0.15%	0.15%	0.17%	0.18%
Net investment income (loss)	2.59	%(e)	2.48%	2.62%	2.62%	2.91%	2.82%
Portfolio turnover rate (f)	2	%(g)	4%	3%	4%	5%	12%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	The ratios for periods less than one year are annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(g)	Not annualized.

See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	The Energy Select Sector SPDR Fund
	Six Months Ended 3/31/17 (Unaudited)		Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13	Year Ended 9/30/12
Net asset value, beginning of period	$70.62		$61.24	$90.58	$82.89	$73.45	$58.54

Income (loss) from investment operations:
Net investment income (loss) (a)	0.82		1.79	2.01	1.77	1.49	1.19
Net realized and unrealized gain (loss) (b)	(0.69)		9.39	(29.45)	7.63	9.43	14.91

Total from investment operations	0.13		11.18	(27.44)	9.40	10.92	16.10

Net equalization credits and charges (a)	0.01		0.04	0.09	0.07	0.02	0.02

Distributions to shareholders from:
Net investment income	(0.82)		(1.84)	(1.99)	(1.78)	(1.50)	(1.21)

Net asset value, end of period	$69.94		$70.62	$61.24	$90.58	$82.89	$73.45

Total return (c)	0.17%		18.72%	(30.52)%	11.40%	15.02%	27.68%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$17,318,888		$14,920,251	$11,103,521	$9,838,985	$7,967,582	$7,582,067
Ratios to average net assets:
Total expenses	0.14	%(d)	0.14%	0.15%	0.15%	0.17%	0.18%
Net investment income (loss)	2.28	%(d)	2.77%	2.63%	1.94%	1.92%	1.71%
Portfolio turnover rate (e)	15	%(f)	6%	6%	5%	3%	5%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	The ratios for periods less than one year are annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(f)	Not annualized.

See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	The Financial Select Sector SPDR Fund
	Six Months Ended 3/31/17 (Unaudited)		Year Ended 9/30/16	Year Ended 9/30/15		Year Ended 9/30/14	Year Ended 9/30/13	Year Ended 9/30/12
Net asset value, beginning of period	$19.31		$22.66	$23.17		$19.91	$15.59	$11.81

Income (loss) from investment operations:
Net investment income (loss) (a)	0.19		0.43	0.42		0.34	0.30	0.24
Net realized and unrealized gain (loss) (b)	4.41		1.27	(0.50)		3.28	4.33	3.79

Total from investment operations	4.60		1.70	(0.08)		3.62	4.63	4.03

Net equalization credits and charges (a)	0.03		(0.01)	0.01		0.01	0.01	0.01

Voluntary contribution from Adviser	—		—	0.00	(c)(d)	—	—	—

Distributions to shareholders from:
Net investment income	(0.19)		(2.10)	(0.44)		(0.37)	(0.32)	(0.26)
Return of capital	—		(2.94)	—		—	—	—

Total distributions	(0.19)		(5.04)	(0.44)		(0.37)	(0.32)	(0.26)

Net asset value, end of period	$23.75		$19.31	$22.66		$23.17	$19.91	$15.59

Total return (e)	24.04%		7.36%	(0.39	)%(f)	18.32%	29.94%	34.44%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$23,767,389		$11,973,337	$16,800,919		$18,605,018	$14,594,535	$7,921,429
Ratios to average net assets:
Total expenses	0.14	%(g)	0.14%	0.15%		0.15%	0.17%	0.18%
Net investment income (loss)	1.69	%(g)	1.88%	1.72%		1.54%	1.64%	1.65%
Portfolio turnover rate (h)	2	%(i)	6%	3%		5%	4%	8%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Contribution paid by an Affiliate in the amount of $461,741.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(f)	The contribution from an Affiliate had no impact on total return. (See Note 3).
(g)	The ratios for periods less than one year are annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(i)	Not annualized.

See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	The Health Care Select Sector SPDR Fund
	Six Months Ended 3/31/17 (Unaudited)		Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13	Year Ended 9/30/12
Net asset value, beginning of period	$72.09		$66.30	$63.90	$50.59	$40.13	$31.74

Income (loss) from investment operations:
Net investment income (loss) (a)	0.59		1.08	1.02	0.89	0.84	0.78
Net realized and unrealized gain (loss) (b)	2.22		5.82	2.35	13.29	10.45	8.40

Total from investment operations	2.81		6.90	3.37	14.18	11.29	9.18

Net equalization credits and charges (a)	0.02		(0.01)	0.02	0.02	0.01	(0.02)

Distributions to shareholders from:
Net investment income	(0.58)		(1.10)	(0.99)	(0.89)	(0.84)	(0.77)

Net asset value, end of period	$74.34		$72.09	$66.30	$63.90	$50.59	$40.13

Total return (c)	3.96%		10.45%	5.22%	28.22%	28.39%	29.04%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$15,828,986		$12,447,213	$12,872,900	$11,161,902	$7,479,810	$5,060,628
Ratios to average net assets:
Total expenses	0.14	%(d)	0.14%	0.15%	0.15%	0.17%	0.18%
Net investment income (loss)	1.65	%(d)	1.54%	1.43%	1.53%	1.84%	2.15%
Portfolio turnover rate (e)	3	%(f)	8%	3%	3%	5%	5%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	The ratios for periods less than one year are annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(f)	Not annualized.

See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	The Industrial Select Sector SPDR Fund
	Six Months Ended 3/31/17 (Unaudited)		Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13	Year Ended 9/30/12
Net asset value, beginning of period	$58.39		$49.91	$53.14	$46.39	$36.54	$29.23

Income (loss) from investment operations:
Net investment income (loss) (a)	0.69		1.18	1.07	1.00	0.91	0.80
Net realized and unrealized gain (loss) (b)	6.66		8.53	(3.16)	6.71	9.79	7.32

Total from investment operations	7.35		9.71	(2.09)	7.71	10.70	8.12

Net equalization credits and charges (a)	0.04		(0.01)	(0.01)	0.03	0.05	(0.01)

Distributions to shareholders from:
Net investment income	(0.68)		(1.22)	(1.13)	(0.99)	(0.90)	(0.80)

Net asset value, end of period	$65.10		$58.39	$49.91	$53.14	$46.39	$36.54

Total return (c)	12.69%		19.62%	(4.09)%	16.71%	29.70%	27.84%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$10,749,447		$7,335,204	$6,257,309	$8,575,617	$6,860,109	$3,196,212
Ratios to average net assets:
Total expenses	0.14	%(d)	0.14%	0.15%	0.15%	0.17%	0.18%
Net investment income (loss)	2.21	%(d)	2.15%	1.95%	1.93%	2.19%	2.26%
Portfolio turnover rate (e)	3	%(f)	12%	6%	3%	6%	8%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	The ratios for periods less than one year are annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(f)	Not annualized.

See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	The Materials Select Sector SPDR Fund
	Six Months Ended 3/31/17 (Unaudited)		Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13	Year Ended 9/30/12
Net asset value, beginning of period	$47.75		$39.94	$49.58	$42.00	$36.80	$29.36

Income (loss) from investment operations:
Net investment income (loss) (a)	0.53		0.96	0.93	0.95	0.98	0.75
Net realized and unrealized gain (loss) (b)	4.57		7.79	(9.50)	7.57	5.21	7.41

Total from investment operations	5.10		8.75	(8.57)	8.52	6.19	8.16

Net equalization credits and charges (a)	0.04		0.02	(0.11)	0.00 (c)	0.02	0.03

Distributions to shareholders from:
Net investment income	(0.50)		(0.96)	(0.96)	(0.94)	(1.01)	(0.75)

Net asset value, end of period	$52.39		$47.75	$39.94	$49.58	$42.00	$36.80

Total return (d)	10.80%		22.11%	(17.75)%	20.36%	17.09%	28.06%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,605,951		$2,894,890	$1,942,121	$5,182,235	$3,585,702	$2,359,724
Ratios to average net assets:
Total expenses	0.14	%(e)	0.14%	0.15%	0.15%	0.17%	0.18%
Net investment income (loss)	2.10	%(e)	2.12%	1.94%	2.02%	2.50%	2.11%
Portfolio turnover rate (f)	5	%(g)	16%	9%	7%	6%	12%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	The ratios for periods less than one year are annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(g)	Not annualized.

See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	The Real Estate Select Sector SPDR Fund
	Six Months Ended 3/31/17 (Unaudited)	For the Period 10/8/15* - 9/30/16
Net asset value, beginning of period	$32.74	$30.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.59	2.19
Net realized and unrealized gain (loss) (b)	(0.90)	1.40

Total from investment operations	(0.31)	3.59

Net equalization credits and charges (a)	(0.07)	0.24

Distributions to shareholders from:
Net investment income	(0.75)	(1.09)

Net asset value, end of period	$31.61	$32.74

Total return (c)	(1.09)%	12.92%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,336,070	$3,200,634
Ratios to average net assets:
Total expenses (d)	0.14%	0.16%
Net expenses (d)	0.14%	0.07%
Net investment income (loss) (d)	3.86%	6.82%
Portfolio turnover rate (e)(f)	8%	5%

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	The ratios for periods less than one year are annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(f)	Not annualized.

See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	The Technology Select Sector SPDR Fund
	Six Months Ended 3/31/17 (Unaudited)		Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13		Year Ended 9/30/12
Net asset value, beginning of period	$47.78		$39.56	$39.89	$32.04	$30.83		$23.59

Income (loss) from investment operations:
Net investment income (loss) (a)	0.42		0.83	0.75	0.68	0.61		0.43
Net realized and unrealized gain (loss) (b)	5.51		8.22	(0.30)	7.86	1.20		7.23

Total from investment operations	5.93		9.05	0.45	8.54	1.81		7.66

Net equalization credits and charges (a)	0.02		0.01	(0.01)	(0.01)	(0.00	)(c)	0.02

Distributions to shareholders from:
Net investment income	(0.42)		(0.84)	(0.77)	(0.68)	(0.60)		(0.44)

Net asset value, end of period	$53.31		$47.78	$39.56	$39.89	$32.04		$30.83

Total return (d)	12.50%		23.13%	1.04%	26.75%	5.99%		32.76%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$17,030,578		$13,003,829	$11,382,284	$13,854,341	$11,714,309		$10,679,945
Ratios to average net assets:
Total expenses	0.14	%(e)	0.14%	0.15%	0.15%	0.17%		0.18%
Net investment income (loss)	1.69	%(e)	1.91%	1.80%	1.85%	1.99%		1.53%
Portfolio turnover rate (f)	1	%(g)	5%	5%	10%	4%		5%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	The ratios for periods less than one year are annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(g)	Not annualized.

See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	The Utilities Select Sector SPDR Fund
	Six Months Ended 3/31/17 (Unaudited)		Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13	Year Ended 9/30/12
Net asset value, beginning of period	$49.00		$43.29	$42.10	$37.36	$36.39	$33.62

Income (loss) from investment operations:
Net investment income (loss) (a)	0.84		1.62	1.57	1.49	1.47	1.42
Net realized and unrealized gain (loss) (b)	2.32		5.76	1.22	4.77	1.01	2.80

Total from investment operations	3.16		7.38	2.79	6.26	2.48	4.22

Net equalization credits and charges (a)	(0.02)		(0.03)	(0.04)	(0.03)	(0.04)	(0.02)

Distributions to shareholders from:
Net investment income	(0.85)		(1.64)	(1.56)	(1.49)	(1.47)	(1.43)

Net asset value, end of period	$51.29		$49.00	$43.29	$42.10	$37.36	$36.39

Total return (c)	6.48%		17.06%	6.51%	16.83%	6.78%	12.64%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,041,262		$7,411,727	$6,639,689	$5,468,273	$5,175,145	$6,058,825
Ratios to average net assets:
Total expenses	0.14	%(d)	0.14%	0.15%	0.15%	0.17%	0.18%
Net investment income (loss)	3.47	%(d)	3.40%	3.52%	3.67%	3.93%	3.99%
Portfolio turnover rate (e)	1	%(f)	8%	4%	5%	4%	4%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	The ratios for periods less than one year are annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(f)	Not annualized.

See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2017 (Unaudited)

1.	Organization

The Select Sector SPDR Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of March 31, 2017, the Trust consists of ten (10) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following Funds (each a “Fund”, and collectively, the “Funds”):

The Consumer Discretionary Select Sector SPDR Fund

The Consumer Staples Select Sector SPDR Fund

The Energy Select Sector SPDR Fund

The Financial Select Sector SPDR Fund

The Health Care Select Sector SPDR Fund

The Industrial Select Sector SPDR Fund

The Materials Select Sector SPDR Fund

The Real Estate Select Sector SPDR Fund

The Technology Select Sector SPDR Fund

The Utilities Select Sector SPDR Fund

Each Fund is classified as a non-diversified investment company under the 1940 Act.

On November 21, 2016, The Financial Services Select Sector SPDR Fund was closed.

S&P Dow Jones Indices announced modifications to the eligibility rules for the Financial Select Sector Index, which removed real estate from the Financial Sector, effective September 16, 2016.

In order to facilitate an efficient transition to the reconstituted Financial Select Sector Index, The Financial Select Sector SPDR Fund (“XLF”) temporarily sought to obtain its real estate exposure in shares of The Real Estate Select Sector SPDR Fund (“XLRE”) in advance of the Financial Select Sector Index reconstitution. XLF created shares of XLRE in an amount substantially equal to the value of XLF’s holdings in real estate securities, approximately 20% of XLF’s net asset value. XLF delivered real estate securities in the type and amount required by XLRE in exchange for shares of XLRE. The transaction was treated as a tax-free exchange with carryover basis of accounting for both book and tax.

To rebalance the XLF portfolio to remove real estate exposure, on September 16, 2016, XLF declared a special dividend to its shareholders. Shareholders of record on September 21, 2016 (Record Date) received a distribution of shares of XLRE. For each share of XLF held, an eligible shareholder received 0.139146 shares of XLRE. The special dividend was paid on September 22, 2016.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Trust has entered into an Indemnification Agreement with each trustee who is not an “interested person” (as defined in the 1940 Act) (each, an “Independent Trustee”) providing for indemnification of the Independent Trustee by the Trust consistent with the foregoing and providing procedures for seeking and obtaining indemnification advancement of expenses. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that each Fund’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an

THE SELECT SECTOR SPDR TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2017 (Unaudited)

orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•	Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s respective Select Sector Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s respective Select Sector Index. Various inputs are used in determining the value of the Funds’ investments.

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical asset or liability;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Fund’s investments according to the fair value hierarchy as of March 31, 2017, is disclosed in each Fund’s respective Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Funds had no transfers between levels for the period ended March 31, 2017.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock are recorded as dividend income at fair

THE SELECT SECTOR SPDR TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2017 (Unaudited)

value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.

Certain Funds invest in Real Estate Investment Trusts (REITs). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds’ policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.

Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of March 31, 2017, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Equalization

The Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

Distributions

Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Fees and Transactions with Affiliates

Advisory Fee

The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, each Fund pays the Adviser a fee accrued daily and paid monthly. The advisory fee is calculated based upon the average daily net assets of the Trust and allocated pro rata to each Select Sector SPDR Fund based on the relative net assets of each Fund. The advisory fee is a sliding scale fee calculated as follows: (i) 0.05% of average daily net assets of the Trust up to the first $12.5 billion of net assets; (ii) 0.04% of average daily net assets of the Trust up to the next $17.5 billion of net assets; (iii) 0.035% of average daily net assets of the Trust up to the next $20.0 billion of net assets; (iv) 0.03% of average daily net assets of the Trust up to the next $50.0 billion of net assets; (v) 0.0285% of average daily net assets of the Trust up to the next $50.0 billion of net assets; (vi) 0.0271% of average daily net assets of the Trust up to the next $50.0 billion of net assets; and (vii) 0.0256% of average daily net assets on the remainder of net assets of the Trust. From time to time, the Adviser may waive all or a portion of its fees. The Adviser has contractually agreed to waive its advisory fee and reimburse certain expenses, until January 31, 2018, so that the annual Fund operating expenses of The Real Estate Select Sector SPDR Fund are limited to no more than 0.14% of the Fund’s average daily net assets (exclusive of non-recurring account fees and extraordinary expenses). The Adviser may continue such waiver and/or reimbursement from year to year, but there is no guarantee that the Adviser will do so after January 31, 2018. The waiver and/or

THE SELECT SECTOR SPDR TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2017 (Unaudited)

reimbursement may not be terminated prior to January 31, 2018, except with the approval of the Board. The Adviser did not waive advisory fees or reimburse expenses for The Real Estate Select Sector SPDR Fund during the period ended March 31, 2017.

Unitary Fee

SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”) serves as sub-administrator to each Fund of the Trust. A “unitary” fee is paid by each Fund to SSGA FM for administration services as well as to State Street for custody, sub-administration and transfer agency services provided to the Funds. The unitary fee is calculated based upon the average daily net assets of the Trust and allocated pro rata to each Select Sector SPDR Fund based upon the relative net assets of each Fund. The unitary fee is a sliding scale fee calculated as follows: (i) 0.07% of average daily net assets up to the first $4.5 billion of net assets of the Trust; (ii) 0.05% of average daily net assets up to the next $4.5 billion of net assets of the Trust; (iii) 0.03% of average daily net assets up to the next $3.5 billion of net assets of the Trust; (iv) 0.015% of average daily net assets up to the next $10.0 billion of net assets of the Trust; and (v) 0.0075% of average daily net assets on the remainder of net assets of the Trust. SSGA FM and State Street each receive a portion of the unitary fee. SSGA FM and State Street are wholly owned subsidiaries of State Street Corporation.

Other Transactions with Affiliates — Securities Lending

State Street Corporation, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated November 28, 2007.

Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.

In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, an affiliated money market fund for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.

Other Transactions with Affiliates

The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2017, are disclosed in the Funds’ respective Schedules of Investments.

4.	Additional Expenses

Distributor

ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”) serves as the distributor of the shares of each Fund. Pursuant to a Distribution and Service Plan adopted in accordance with Rule 12b-1 under the 1940 Act, each Fund is authorized to pay fees, including fees to the Distributor, at an annualized rate of 0.25% of the average daily net assets of the Fund. Effective October 1, 2015, the Board has limited each Fund’s 12b-1 fee to 0.04% or its average daily net assets through at least January 31, 2018.

License Fees

Standard and Poor’s Financial Services LLC, an affiliate of The McGraw-Hill Companies (“S&P”), NYSE Arca, Inc. and Merrill Lynch, Pierce, Fenner & Smith Incorporated, an affiliate of Bank of America Corporation (“BofA Merrill Lynch”), have entered into a license agreement with respect to each Select Sector Index. The Trust has entered into a sub-license agreement whereby the Trust agrees to pay a sub-license fee per annum (i) to S&P equal to the greater of 0.03% of the aggregate net assets of the Trust up to $50 billion and 0.02% on the remainder of the assets of the Trust and (ii) to BofA Merrill Lynch equal to 0.03% of the aggregate net assets of the Trust up to $35 billion, 0.02% of the aggregate net assets of the Trust from $35 billion up to and including $50 billion and 0.01% on the remainder of net assets of the Trust over $50 billion. The fees to S&P and BofA Merrill Lynch are payable on a quarterly basis. Each Select Sector SPDR Fund will pay its proportionate share of the annual sub-license fees based on the relative net assets of each Fund.

THE SELECT SECTOR SPDR TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2017 (Unaudited)

5.	Trustees’ Fees

The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended March 31, 2017, were as follows:

	Purchases	Sales
The Consumer Discretionary Select Sector SPDR Fund	$363,700,583	$373,438,976
The Consumer Staples Select Sector SPDR Fund	155,492,605	160,464,297
The Energy Select Sector SPDR Fund	2,582,940,566	2,553,952,923
The Financial Select Sector SPDR Fund	323,213,516	2,563,020,625
The Health Care Select Sector SPDR Fund	420,912,920	353,065,020
The Industrial Select Sector SPDR Fund	265,711,530	273,498,380
The Materials Select Sector SPDR Fund	168,728,196	170,314,090
The Real Estate Select Sector SPDR Fund	192,303,212	202,779,348
The Technology Select Sector SPDR Fund	238,788,860	209,125,397
The Utilities Select Sector SPDR Fund	101,295,998	96,786,709

For the period ended March 31, 2017, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:

	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
The Consumer Discretionary Select Sector SPDR Fund	$4,548,579,215	$3,002,496,488	$372,070,661
The Consumer Staples Select Sector SPDR Fund	8,376,130,737	8,552,197,697	216,922,716
The Energy Select Sector SPDR Fund	7,250,172,818	4,594,675,795	297,257,696
The Financial Select Sector SPDR Fund	15,839,827,942	10,479,446,930	1,162,342,727
The Health Care Select Sector SPDR Fund	8,826,133,279	5,954,212,807	329,037,927
The Industrial Select Sector SPDR Fund	7,803,494,714	5,398,327,762	455,950,370
The Materials Select Sector SPDR Fund	2,600,458,097	2,209,091,726	159,106,122
The Real Estate Select Sector SPDR Fund	356,482,231	1,099,685,781	11,716,193
The Technology Select Sector SPDR Fund	6,620,816,481	4,254,191,331	689,096,623
The Utilities Select Sector SPDR Fund	7,177,052,097	7,814,843,316	71,193,313

7.	Shareholder Transactions

Each Fund issues and redeems its shares, at net asset value, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes on Net Assets.

THE SELECT SECTOR SPDR TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2017 (Unaudited)

8.	Income Tax Information

The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of September 30, 2016, SSGA FM has analyzed each Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

As of March 31, 2017, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
The Consumer Discretionary Select Sector SPDR Fund	$11,908,144,012	$1,099,110,310	$815,914,880	$283,195,430
The Consumer Staples Select Sector SPDR Fund	9,098,899,509	173,564,434	403,406,186	(229,841,752)
The Energy Select Sector SPDR Fund	20,421,832,845	37,302,965	3,136,567,003	(3,099,264,038)
The Financial Select Sector SPDR Fund	22,184,011,126	1,693,103,696	112,946,816	1,580,156,880
The Health Care Select Sector SPDR Fund	16,254,850,882	521,198,219	958,091,500	(436,893,281)
The Industrial Select Sector SPDR Fund	10,570,170,963	461,422,161	292,672,419	168,749,742
The Materials Select Sector SPDR Fund	3,715,244,327	137,818,832	253,286,898	(115,468,066)
The Real Estate Select Sector SPDR Fund	2,465,807,931	64,013,109	192,965,733	(128,952,624)
The Technology Select Sector SPDR Fund	15,424,861,540	1,830,826,938	226,327,307	1,604,499,631
The Utilities Select Sector SPDR Fund	7,317,023,226	67,729,529	358,549,452	(290,819,923)

9.	Securities Lending

Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities’ values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.

The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.

The market value of securities on loan as of March 31, 2017, and the value of the invested cash collateral are disclosed in the Funds’ Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to rehypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income

THE SELECT SECTOR SPDR TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2017 (Unaudited)

earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of March 31, 2017:

	Market Value of Securities on Loan	Cash Collateral Received	Non Cash Collateral Received*	Total Collateral Received
The Consumer Discretionary Select Sector SPDR Fund	$218,004,154	$31,479,107	$190,957,641	$222,436,748
The Consumer Staples Select Sector SPDR Fund	4,707,288	—	4,798,958	4,798,958
The Energy Select Sector SPDR Fund	302,298,207	1,200,000	307,984,713	309,184,713
The Financial Select Sector SPDR Fund	5,272,704	—	5,504,471	5,504,471
The Health Care Select Sector SPDR Fund	38,622,347	—	39,662,944	39,662,944
The Industrial Select Sector SPDR Fund	76,547,744	—	78,290,104	78,290,104
The Materials Select Sector SPDR Fund	26,697,523	—	27,743,593	27,743,593
The Real Estate Select Sector SPDR Fund	13,671,054	—	13,861,888	13,861,888
The Technology Select Sector SPDR Fund	175,874,468	—	179,358,962	179,358,962
The Utilities Select Sector SPDR Fund	26,250,279	—	26,897,729	26,897,729

*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.

The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of March 31, 2017:

The Consumer Discretionary Select Sector SPDR Fund

	Remaining Contractual Maturity of the Agreements As of March 31, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$31,479,107	$—	$—	$—	$31,479,107

Total Borrowings	$31,479,107	$—	$—	$—	$31,479,107

Gross amount of recognized liabilities for securities lending transactions					$31,479,107

The Energy Select Sector SPDR Fund

	Remaining Contractual Maturity of the Agreements As of March 31, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$1,200,000	$—	$—	$—	$1,200,000

Total Borrowings	$1,200,000	$—	$—	$—	$1,200,000

Gross amount of recognized liabilities for securities lending transactions					$1,200,000

THE SELECT SECTOR SPDR TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2017 (Unaudited)

10.	Risks

Concentration Risk

As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.

Market and Credit Risk

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

11.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

THE SELECT SECTOR SPDR TRUST

OTHER INFORMATION

March 31, 2017 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from October 1, 2016 to March 31, 2017.

The table below illustrates your Fund’s cost in two ways:

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
The Consumer Discretionary Select Sector SPDR Fund	0.14%	$1,108.50	$0.74	$1,024.20	$0.71
The Consumer Staples Select Sector SPDR Fund	0.14	1,039.20	0.71	1,024.20	0.71
The Energy Select Sector SPDR Fund	0.14	1,001.70	0.70	1,024.20	0.71
The Financial Select Sector SPDR Fund	0.14	1,240.50	0.78	1,024.20	0.71
The Health Care Select Sector SPDR Fund	0.14	1,039.60	0.71	1,024.20	0.71
The Industrial Select Sector SPDR Fund	0.14	1,126.90	0.74	1,024.20	0.71
The Materials Select Sector SPDR Fund	0.14	1,108.00	0.74	1,024.20	0.71
The Real Estate Select Sector SPDR Fund	0.14	989.10	0.69	1,024.20	0.71
The Technology Select Sector SPDR Fund	0.14	1,125.00	0.74	1,024.20	0.71
The Utilities Select Sector SPDR Fund	0.14	1,064.80	0.72	1,024.20	0.71

(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 365.

THE SELECT SECTOR SPDR TRUST

OTHER INFORMATION (continued)

March 31, 2017 (Unaudited)

Premium/Discount Information

Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the net asset value of the Fund during the past calendar year can be found at www.sectorspdrs.com.

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities is available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the website of the SEC, at www.sec.gov.

Information regarding how the investment adviser voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.sectorspdrs.com.

Quarterly Portfolio Schedule

The Funds file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters of each fiscal year, the complete schedule of investments are available in the Funds’ semi-annual and annual financial statements. The Funds’ Form N-Qs are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information in the Form N-Q is available upon request, without charge, by calling 1-866-Sector-ETF (1-866-732-8673).

TRUSTEES

Cheryl Burgermeister, Chairperson

George R. Gaspari

Ashley T. Rabun

James E. Ross

Ernest J. Scalberg

R. Charles Tschampion

INVESTMENT MANAGER AND ADMINISTRATOR

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111

DISTRIBUTOR

ALPS Portfolio Solutions Distributor, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

CUSTODIAN, SUB-ADMINISTRATOR AND TRANSFER AGENT

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111

LEGAL COUNSEL

Clifford Chance US LLP

31 West 52nd Street

New York, New York 10019

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

101 Seaport Boulevard

Suite 500

Boston, MA 02210

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor, ALPS Portfolio Solutions Distributor, Inc., by calling 1-866-SECTOR-ETF (1-866-732-8673). Please read the prospectus carefully before you invest.

Visit www.sectorspdrs.com or call 1-866-SECTOR-ETF (1-866-732-8673)

SPDRSSSAR

Item 2. Code of Ethics.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 3. Audit Committee Financial Expert.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 4. Principal Accountant Fees and Services.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 6. Investments.

(a) The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable to the registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ellen M. Needham, the registrant’s President and Principal Executive Officer, and Chad C. Hallett, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) and evaluated their effectiveness. Based on their review, Ms. Needham and Mr. Hallett determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

(a)(2) Separate certifications required by Rule 30a-2 under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3) Not applicable to the registrant.

(b)    A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Select Sector SPDR® Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date: June 2, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date: June 2, 2017

By:	/s/ Chad C. Hallett
Chad C. Hallett
Treasurer and Principal Financial Officer

Date: June 2, 2017